                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                 811-4165
                                  ----------------------------------------------

                    AMERICAN CENTURY TARGET MATURITIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                            64111
--------------------------------------------------------------------------------
               (Address of principal executive offices)          (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
--------------------------------------------------------------------------------

Date of fiscal year end:    SEPTEMBER 30
                         -------------------------------------------------------

Date of reporting period:   MARCH 31, 2005
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

American Century Investments
SEMIANNUAL REPORT

[photo of boy with plane]

MARCH 31, 2005

Target 2005 Fund
Target 2010 Fund
Target 2015 Fund
Target 2020 Fund
Target 2025 Fund
Target 2030 Fund

                               [american century investments logo and text logo]

Table of Contents

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

TARGET 2005

TARGET 2010

TARGET 2015

TARGET 2020

TARGET 2025

TARGET 2030
Performance. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .25
Portfolio Commentary. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 26
Schedule of Investments                                                       27
Shareholder Fee Examples. . . . . . . . . . . . . . . . . . . . . . . . . . . 28

FINANCIAL STATEMENTS
Statement of Assets and Liabilities                                           31

OTHER INFORMATION
Share Class Information. . . . . . . . . . . . . . . . . . . . . . . . . . . .56
Additional Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . 57

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the Target
Maturities Trust funds for the six months ended March 31, 2005.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for these funds will be the annual report dated
September 30, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------

Target 2005 - Performance

TOTAL RETURNS AS OF MARCH 31, 2005
                                   --------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                        1 YEAR     5 YEARS   10 YEARS     INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS           0.11%      6.35%      7.30%      11.22%        3/25/85
--------------------------------------------------------------------------------
11/15/05
STRIPS ISSUE             0.30%      6.90%      7.86%      12.48%(1)       --
--------------------------------------------------------------------------------
MERRILL LYNCH
10+ YEAR TREASURY
TOTAL RETURN INDEX(2)    2.74%      8.49%      8.95%      10.61%(1)       --
--------------------------------------------------------------------------------
Advisor Class           -0.14%      6.09%        --        5.03%        8/3/98
--------------------------------------------------------------------------------

(1) Since 3/31/85, the date nearest the Investor Class's inception for which data are available.

(2) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made March 31, 1995

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the benchmark and index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the benchmark and index do not.

------

Target 2005 - Portfolio Commentary

PORTFOLIO MANAGER: JEREMY FLETCHER

PERFORMANCE SUMMARY & PERSPECTIVE

Target 2005 returned 0.40%* for the six months ended March 31, 2005, as short-term bonds underperformed long-term ones amid rising interest rates and accelerating inflation. By comparison, the fund's benchmark, a coupon-based
Treasury STRIPS issue maturing on November 15, 2005, returned 0.50%. (Please see page 2.) Of course, the fund's return is reduced by fees, while the benchmark's return is not.

ECONOMIC & MARKET PERSPECTIVE

The six months featured moderate U.S. economic growth, oil prices that hit more than $57 per barrel, Federal Reserve Chairman Alan Greenspan's mid-February
"conundrum" speech (regarding long-term bonds' upbeat performance in the face of rising interest rates), and accelerating inflation (based on changes in the consumer price index--CPI). Economic growth (measured by real annualized growth in gross domestic product--GDP) was 3.8% in 2004's final quarter before finishing at an initially estimated 3.1% during the first quarter of 2005.

With the price of crude oil finishing up approximately 55% from a year ago (and reaching levels not seen since 1983), overall commodity prices (as measured by the Reuters-CRB commodity index) at better than two-decade highs, and the U.S.
trade deficit breaking record ground, the CPI increased at a seasonally adjusted compound annual rate of 4.3% in the first quarter, while "core" CPI (CPI excluding food and energy components) climbed 3.3%.

Noting in late March that near-term inflationary pressures had picked up and that companies appeared more able to pass along higher prices to consumers, the
Fed continued to increase its overnight interest rate target. After four quarter-point hikes during the six months, the Fed's benchmark interest rate finished at 2.75%.

Long-term bonds turned in respectable performances in spite of that backdrop.
Unlike short-maturity notes that suffered price declines as their yields rose with the Fed's rate hikes, long-term bonds enjoyed price gains as their yields generally fell.

In zero-coupon bond terms, yields on Treasury STRIPS maturing in 2030 fell by a little more than 30 basis points (0.30%) for the six months, while yields on
Treasury STRIPS maturing in 2005 rose by nearly 100 basis points.

PORTFOLIO POSITIONING & STRATEGY

Turning to portfolio-specific efforts, we managed the fund with a careful eye toward its scheduled maturity date later

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/05               9/30/04
--------------------------------------------------------------------------------
Anticipated Growth Rate
(Investor Class)                            2.71%                 1.77%
--------------------------------------------------------------------------------
Weighted Average
Maturity Date                              9/24/05               9/16/05
--------------------------------------------------------------------------------
Anticipated Value at
Maturity (AVM)
(Investor Class)(1)                        $101.20               $101.20
--------------------------------------------------------------------------------
(1) See graph on page 4.

Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Target 2005 - Portfolio Commentary

this year while meeting cash outflows. That meant favoring short-term zero-coupon bonds over long-term ones (relative to the portfolio's investment-time horizon), and emphasizing Treasury and REFCORP STRIPS over other types of zeros due to the comparative ease with which they can be bought or sold.

The accompanying table concerning types of investments in the portfolio shows the impact of such trades on Target 2005's composition, while the table on the preceding page relays the resulting changes to the fund's anticipated growth rate, weighted average maturity date, and anticipated value at maturity.

OUR COMMITMENT

Target 2005 seeks the highest return consistent with investment in U.S.
Treasurys. We remain committed to that objective and will endeavor to do so by continuing to primarily invest in zero-coupon U.S. Treasury securities and their equivalents.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           3/31/05               9/30/04
--------------------------------------------------------------------------------
Treasury STRIPS                             37.9%                 33.4%
--------------------------------------------------------------------------------
BECCs                                       26.7%                 36.3%
--------------------------------------------------------------------------------
TRs                                          9.2%                 12.1%
--------------------------------------------------------------------------------
REFCORP STRIPS                               7.6%                  1.3%
--------------------------------------------------------------------------------
Other Treasurys                              8.0%                  5.4%
--------------------------------------------------------------------------------
TOTAL TREASURYS &
EQUIVALENTS                                 89.4%                 88.5%
--------------------------------------------------------------------------------
Govt. Agency STRIPS                          8.9%                  8.5%
--------------------------------------------------------------------------------
Other Govt. Agencys                          1.2%                  2.8%
--------------------------------------------------------------------------------
TOTAL GOVT. AGENCYS                         10.1%                 11.3%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  0.5%                  0.2%
--------------------------------------------------------------------------------

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)

Target 2005

The top line in the graph represents the class's Anticipated Value at Maturity
(AVM), which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

------

Target 2005 - Schedule of Investments

MARCH 31, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) -- 89.0%

      $49,000,000  BECC, 5.83%, 5/15/05                            $ 48,826,286
--------------------------------------------------------------------------------
           51,000  CATS, 2.04%, 5/15/05                                  50,822
--------------------------------------------------------------------------------
              625  CUBES, 1.65%, 5/15/05                                    623
--------------------------------------------------------------------------------
           19,000  ETR, 2.76%, 5/15/05                                   18,933
--------------------------------------------------------------------------------
          600,000  STRIPS -- COUPON, 4.68%,
                   5/15/05                                              598,092
--------------------------------------------------------------------------------
        5,000,000  STRIPS -- PRINCIPAL, 1.93%,
                   5/15/05                                            4,984,770
--------------------------------------------------------------------------------
           59,000  STRIPS -- PRINCIPAL, 7.70%,
                   5/15/05                                               58,820
--------------------------------------------------------------------------------
          485,250  TBR, 8.52%, 5/15/05                                  483,589
--------------------------------------------------------------------------------
          355,000  TIGR, 1.39%, 5/15/05                                 353,764
--------------------------------------------------------------------------------
           80,250  TR, 1.65%, 5/15/05                                    79,970
--------------------------------------------------------------------------------
        6,450,000  TR, 8.38%, 5/15/05                                 6,427,535
--------------------------------------------------------------------------------
       10,000,000  U.S. Treasury Bills, 2.73%,
                   6/16/05(2)                                         9,943,260
--------------------------------------------------------------------------------
          164,000  AID (Israel), 2.05%, 8/15/05                         162,129
--------------------------------------------------------------------------------
          328,000  CATS, 1.67%, 8/15/05                                 324,175
--------------------------------------------------------------------------------
        1,500,000  STRIPS -- COUPON, 3.81%,
                   8/15/05                                            1,483,872
--------------------------------------------------------------------------------
       27,970,000  STRIPS -- PRINCIPAL, 3.55%,
                   8/15/05                                           27,666,218
--------------------------------------------------------------------------------
              800  TR, 1.70%, 8/15/05                                       791
--------------------------------------------------------------------------------
        1,245,000  TR, 1.73%, 8/15/05                                 1,230,481
--------------------------------------------------------------------------------
          187,000  AID (Israel), 1.68%, 9/15/05                         184,321
--------------------------------------------------------------------------------
          436,000  AID (Israel), 1.68%, 9/15/05                         429,753
--------------------------------------------------------------------------------
       22,969,000  REFCORP STRIPS -- COUPON,
                   3.06%, 10/15/05                                   22,591,482
--------------------------------------------------------------------------------
       31,050,000  BECC, 6.10%, 11/15/05                             30,388,697
--------------------------------------------------------------------------------
          328,000  CATS, 1.92%, 11/15/05                                321,112
--------------------------------------------------------------------------------
        4,283,519  CUBES, 2.36%, 11/15/05                             4,193,569
--------------------------------------------------------------------------------
        1,200,000  LION, 6.41%, 11/15/05                              1,174,083
--------------------------------------------------------------------------------
       34,234,000  STRIPS -- COUPON, 3.24%,
                   11/15/05                                          33,566,437
--------------------------------------------------------------------------------
        7,000,000  STRIPS -- PRINCIPAL, 2.71%,
                   11/15/05                                           6,861,820
--------------------------------------------------------------------------------
       17,600,000  STRIPS -- PRINCIPAL, 3.74%,
                   11/15/05                                          17,252,576
--------------------------------------------------------------------------------
        2,247,000  TBR, 8.45%, 11/15/05                               2,200,489
--------------------------------------------------------------------------------
          100,000  TIGR, 1.94%, 11/15/05                                 97,900
--------------------------------------------------------------------------------
       20,000,000  TR, 4.08%, 11/15/05                               19,580,020
--------------------------------------------------------------------------------
        1,556,000  STRIPS -- COUPON, 9.07%,
                   2/15/06                                            1,511,039
--------------------------------------------------------------------------------
        6,500,000  STRIPS -- PRINCIPAL, 3.27%,
                   2/15/06                                            6,315,433
--------------------------------------------------------------------------------
        3,420,000  CATS, 2.90%, 5/15/06                               3,281,425
--------------------------------------------------------------------------------
          798,000  STRIPS -- COUPON, 8.21%,
                   5/15/06                                              767,779
--------------------------------------------------------------------------------
          704,500  TBR, 5.875%, 5/15/06                                 676,326
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $12,100,000  STRIPS -- PRINCIPAL, 2.37%,
                   7/15/06                                         $ 11,556,686
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $264,841,717)                                                 265,645,077
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 10.0%

          200,000  FHLB STRIPS -- COUPON,
                   2.00%, 4/20/05                                       199,707
--------------------------------------------------------------------------------
           82,000  TVA STRIPS -- COUPON,
                   2.17%, 5/1/05                                         81,800
--------------------------------------------------------------------------------
          582,000  FICO STRIPS -- COUPON,
                   1.80%, 5/2/05                                        580,570
--------------------------------------------------------------------------------
          100,000  FICO STRIPS -- COUPON,
                   1.42%, 5/11/05                                        99,683
--------------------------------------------------------------------------------
          473,000  TVA STRIPS -- COUPON,
                   1.88%, 5/13/05                                       471,389
--------------------------------------------------------------------------------
        1,160,000  FNMA STRIPS -- COUPON,
                   2.44%, 5/15/05                                     1,155,940
--------------------------------------------------------------------------------
          400,000  Government Trust Certificates,
                   2.05%, 5/15/05                                       398,510
--------------------------------------------------------------------------------
        1,400,000  Government Trust Certificates,
                   4.41%, 5/15/05                                     1,394,784
--------------------------------------------------------------------------------
          102,000  FNMA STRIPS--COUPON,
                   2.60%, 6/15/05                                       101,376
--------------------------------------------------------------------------------
       16,878,000  FHLMC STRIPS -- COUPON,
                   3.00%, 7/15/05                                    16,728,410
--------------------------------------------------------------------------------
          125,000  FNMA STRIPS -- COUPON,
                   2.35%, 8/12/05                                       123,450
--------------------------------------------------------------------------------
          450,000  FHLMC STRIPS -- COUPON,
                   2.54%, 8/15/05                                       444,703
--------------------------------------------------------------------------------
        1,000,000  FHLMC STRIPS -- PRINCIPAL,
                   2.54%, 8/15/05                                       988,229
--------------------------------------------------------------------------------
          587,000  FHLMC STRIPS -- COUPON,
                   2.14%, 9/15/05                                       578,329
--------------------------------------------------------------------------------
          689,000  FNMA STRIPS -- COUPON,
                   2.78%, 9/15/05                                       678,823
--------------------------------------------------------------------------------
          688,000  FICO STRIPS -- COUPON,
                   2.22%, 9/26/05                                       677,143
--------------------------------------------------------------------------------
        2,088,000  FHLMC STRIPS -- COUPON,
                   2.04%, 10/15/05                                    2,050,635
--------------------------------------------------------------------------------
          200,000  TVA STRIPS -- COUPON,
                   3.31%, 10/15/05                                      196,379
--------------------------------------------------------------------------------
           10,000  FICO STRIPS -- COUPON,
                   2.96%, 11/2/05                                         9,804
--------------------------------------------------------------------------------
          435,000  FICO STRIPS -- COUPON,
                   2.63%, 11/11/05                                      426,041
--------------------------------------------------------------------------------
          830,000  FNMA STRIPS -- COUPON,
                   2.97%, 11/15/05                                      812,441
--------------------------------------------------------------------------------
        1,738,000  Government Trust Certificates,
                   4.40%, 11/15/05                                    1,699,425
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $29,926,740)                                                   29,897,571
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Target 2005 - Schedule of Investments

MARCH 31, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.5%

      $ 1,364,000  FHLMC Discount Notes,
                   2.54%, 4/1/05(2)
(Cost $1,364,000)                                                  $  1,364,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.5%
(Cost $296,132,457)                                                 296,906,648
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.5%                                  1,617,820
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $298,524,468
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

AID = Agency for International Development

BECC = Book Entry Callable Corpus

CATS = Certificates of Accrual of Treasury Securities

CUBES = Coupons Under Book Entry Safekeeping

Equivalent = Security whose principal payments are secured by U.S. Treasurys

ETR = Easy Growth Treasury Receipts

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

FNMA = Federal National Mortgage Association

LION = Lehman Investment Opportunity Note

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TBR = Treasury Bond Receipts

TIGR = Treasury Investment Growth Receipts

TR = Treasury Receipts

TVA = Tennessee Valley Authority

(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

Target 2010 - Performance

TOTAL RETURNS AS OF MARCH 31, 2005
                                   --------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                        1 YEAR     5 YEARS   10 YEARS     INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS          -1.36%      8.68%      9.28%      12.71%        3/25/85
--------------------------------------------------------------------------------
11/15/10
STRIPS ISSUE            -0.81%      9.05%      9.96%      13.89%(1)       --
--------------------------------------------------------------------------------
MERRILL LYNCH
10+ YEAR TREASURY
TOTAL RETURN INDEX(2)    2.74%      8.49%      8.95%      10.61%(1)       --
--------------------------------------------------------------------------------
Advisor Class           -1.61%      8.43%        --        5.47%       10/20/98
--------------------------------------------------------------------------------

(1) Since 3/31/85, the date nearest the Investor Class's inception for which data are available.

(2) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made March 31, 1995

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the benchmark and index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the benchmark and index do not.

------

Target 2010 - Portfolio Commentary

PORTFOLIO MANAGER: JEREMY FLETCHER

PERFORMANCE SUMMARY & PERSPECTIVE

Target 2010 returned -0.76%* for the six months ended March 31, 2005, as short-term bonds underperformed longer-term ones amid rising interest rates and accelerating inflation. By comparison, the fund's benchmark, a coupon-based
Treasury STRIPS issue maturing on November 15, 2010, returned -0.32%. (Please see page 7.) Of course, the fund's return is reduced by fees, while the benchmark's return is not.

ECONOMIC & MARKET PERSPECTIVE

The six months featured moderate U.S. economic growth, oil prices that hit more than $57 per barrel, Federal Reserve Chairman Alan Greenspan's mid-February
"conundrum" speech (regarding long-term bonds' upbeat performance in the face of rising interest rates), and accelerating inflation (based on changes in the consumer price index--CPI). Economic growth (measured by real annualized growth in gross domestic product--GDP) was 3.8% in 2004's final quarter before finishing at an initially estimated 3.1% during the first quarter of 2005.

With the price of crude oil finishing up approximately 55% from a year ago (and reaching levels not seen since 1983), overall commodity prices (as measured by the Reuters-CRB commodity index) at better than two-decade highs, and the U.S.
trade deficit breaking record ground, the CPI increased at a seasonally adjusted compound annual rate of 4.3% in the first quarter, while "core" CPI (CPI excluding food and energy components) climbed 3.3%.

Noting in late March that near-term inflationary pressures had picked up and that companies appeared more able to pass along higher prices to consumers, the
Fed continued to increase its overnight interest rate target. After four quarter-point hikes during the six months, the Fed's benchmark interest rate finished at 2.75%.

Long-term bonds turned in respectable performances in spite of that backdrop.
Unlike short-maturity notes that suffered price declines as their yields rose with the Fed's rate hikes, long-term bonds enjoyed price gains as their yields generally fell.

In zero-coupon bond terms, yields on Treasury STRIPS maturing in 2030 fell by a little more than 30 basis points (0.30%) for the six months, while yields on
Treasury STRIPS maturing in 2010 rose by approximately 40 basis points.

PORTFOLIO POSITIONING & STRATEGY

Turning to portfolio-specific efforts, we continued to closely monitor the zero-coupon bond market in search of

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/05               9/30/04
--------------------------------------------------------------------------------
Anticipated Growth Rate
(Investor Class)                            3.75%                 3.30%
--------------------------------------------------------------------------------
Weighted Average
Maturity Date                             10/21/10              10/12/10
--------------------------------------------------------------------------------
Anticipated Value at
Maturity (AVM)
(Investor Class)(1)                        $105.75               $105.59
--------------------------------------------------------------------------------
(1) See graph on page 9.

Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Target 2010 - Portfolio Commentary

what we believed were value-added opportunities that could potentially enhance performance.

Those efforts led us to sell Certificates of Accrual of Treasury Securities maturing in May 2009, as well as coupon-based Treasury STRIPS maturing in August
2010 and coupon-based Resolution Funding Corporation zero-coupon bonds maturing in October 2011. But we also added to a few positions, increasing the portfolio's holdings of principal-based Treasury STRIPS maturing in November
2009, as well as coupon-based Treasury STRIPS maturing in November 2011.

The accompanying table concerning types of investments in the portfolio shows the impact of such trades on Target 2010's composition, while the table on the preceding page relays the resulting changes to the fund's anticipated growth rate, weighted average maturity date, and anticipated value at maturity.

OUR COMMITMENT

Target 2010 seeks the highest return consistent with investment in U.S.
Treasurys. We remain committed to that objective and will endeavor to do so by continuing to primarily invest in zero-coupon U.S. Treasury securities and their equivalents.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           3/31/05               9/30/04
--------------------------------------------------------------------------------
Treasury STRIPS                             51.7%                 45.3%
--------------------------------------------------------------------------------
REFCORP STRIPS                              22.1%                 25.8%
--------------------------------------------------------------------------------
CATS                                         6.7%                  9.6%
--------------------------------------------------------------------------------
Other Treasurys                              2.8%                  2.7%
--------------------------------------------------------------------------------
TOTAL TREASURYS &
EQUIVALENTS                                 83.3%                 83.4%
--------------------------------------------------------------------------------
Govt. Agency STRIPS                         14.2%                 13.9%
--------------------------------------------------------------------------------
Other Govt. Agencys                          2.4%                  2.4%
--------------------------------------------------------------------------------
TOTAL GOVT. AGENCYS                         16.6%                 16.3%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  0.1%                  0.3%
--------------------------------------------------------------------------------

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)

Target 2010

The top line in the graph represents the class's Anticipated Value at Maturity
(AVM), which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

------

Target 2010 - Schedule of Investments

MARCH 31, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) -- 83.3%

      $ 1,000,000  STRIPS -- COUPON, 3.44%,
                   5/15/09                                         $    845,958
--------------------------------------------------------------------------------
           59,000  TIGR, 3.77%, 5/15/09                                  49,409
--------------------------------------------------------------------------------
        5,106,000  TR, 3.93%, 5/15/09                                 4,276,015
--------------------------------------------------------------------------------
       16,367,000  CATS, 4.98%, 8/15/09                              13,548,259
--------------------------------------------------------------------------------
        1,400,000  Federal Judiciary, 3.47%,
                   8/15/09                                            1,161,373
--------------------------------------------------------------------------------
        2,000,000  STRIPS -- COUPON, 3.40%,
                   8/15/09                                            1,673,374
--------------------------------------------------------------------------------
          149,500  TIGR, 2.95%, 8/15/09                                  76,156
--------------------------------------------------------------------------------
           13,000  TIGR, 2.95%, 8/15/09                                   6,622
--------------------------------------------------------------------------------
          534,000  REFCORP STRIPS -- COUPON,
                   3.65%, 10/15/09                                      443,156
--------------------------------------------------------------------------------
        1,237,000  CATS, 6.31%, 11/15/09                              1,012,956
--------------------------------------------------------------------------------
        2,000,000  STRIPS -- COUPON, 5.34%,
                   11/15/09                                           1,656,400
--------------------------------------------------------------------------------
       35,500,000  STRIPS -- PRINCIPAL, 5.57%,
                   11/15/09                                          29,251,716
--------------------------------------------------------------------------------
        1,000,000  STRIPS -- COUPON, 3.77%,
                   2/15/10                                              818,235
--------------------------------------------------------------------------------
        1,228,000  REFCORP STRIPS -- COUPON,
                   7.16%, 4/15/10                                       996,565
--------------------------------------------------------------------------------
          787,000  STRIPS -- COUPON, 7.99%,
                   5/15/10                                              637,997
--------------------------------------------------------------------------------
          577,000  STRIPS -- COUPON, 9.24%,
                   8/15/10                                              463,476
--------------------------------------------------------------------------------
        3,000,000  STRIPS -- PRINCIPAL, 3.87%,
                   8/15/10                                            2,389,404
--------------------------------------------------------------------------------
        3,136,000  REFCORP STRIPS -- COUPON,
                   6.53%, 10/15/10                                    2,495,942
--------------------------------------------------------------------------------
       17,839,000  STRIPS -- COUPON, 5.36%,
                   11/15/10                                          14,191,674
--------------------------------------------------------------------------------
       19,361,000  REFCORP STRIPS -- COUPON,
                   6.28%, 1/15/11                                    15,147,175
--------------------------------------------------------------------------------
          507,000  Federal Judiciary, 4.38%,
                   2/15/11                                              390,631
--------------------------------------------------------------------------------
       22,310,000  STRIPS -- COUPON, 8.83%,
                   2/15/11                                           17,388,012
--------------------------------------------------------------------------------
        1,850,000  REFCORP STRIPS -- COUPON,
                   8.14%, 4/15/11                                     1,424,881
--------------------------------------------------------------------------------
       35,500,000  STRIPS -- COUPON, 5.40%,
                   5/15/11                                           27,326,836
--------------------------------------------------------------------------------
        7,000,000  REFCORP STRIPS -- COUPON,
                   4.98%, 7/15/11                                     5,322,009
--------------------------------------------------------------------------------
        9,715,000  STRIPS -- COUPON, 7.03%,
                   8/15/11                                            7,385,003
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $29,287,000  REFCORP STRIPS -- COUPON,
                   4.80%, 10/15/11                                 $ 21,975,940
--------------------------------------------------------------------------------
       11,000,000  STRIPS -- COUPON, 4.06%,
                   11/15/11                                           8,256,270
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $168,165,356)                                                 180,611,444
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 16.6%

        3,555,000  FHLMC STRIPS -- COUPON,
                   4.44%, 1/15/10                                     2,874,488
--------------------------------------------------------------------------------
        3,244,000  FICO STRIPS -- COUPON,
                   4.27%, 4/6/10                                      2,604,329
--------------------------------------------------------------------------------
        9,460,000  FICO STRIPS -- COUPON,
                   6.02%, 5/11/10                                     7,565,248
--------------------------------------------------------------------------------
        2,805,000  FICO STRIPS -- COUPON,
                   6.09%, 5/30/10                                     2,238,471
--------------------------------------------------------------------------------
        3,750,000  FHLMC STRIPS -- COUPON,
                   4.95%, 7/15/10                                     2,968,226
--------------------------------------------------------------------------------
        1,231,000  FHLMC STRIPS -- COUPON,
                   4.16%, 9/15/10                                       967,726
--------------------------------------------------------------------------------
        2,800,000  FICO STRIPS -- COUPON,
                   4.42%, 10/6/10                                     2,203,149
--------------------------------------------------------------------------------
        7,000,000  FICO STRIPS -- COUPON,
                   6.11%, 11/11/10                                    5,485,760
--------------------------------------------------------------------------------
        2,381,000  Government Trust Certificates,
                   5.11%, 11/15/10                                    1,847,856
--------------------------------------------------------------------------------
        4,403,000  Government Trust Certificates,
                   5.38%, 11/15/10                                    3,417,098
--------------------------------------------------------------------------------
        2,973,000  FICO STRIPS -- COUPON,
                   4.77%, 12/6/10                                     2,317,602
--------------------------------------------------------------------------------
        1,845,000  FHLMC STRIPS -- COUPON,
                   4.71%, 1/15/11                                     1,419,764
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $34,365,153)                                                   35,909,717
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.1%

          158,000  FHLMC Discount Notes,
                   2.54%, 4/1/05(2)
(Cost $158,000)                                                         158,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $202,688,509)                                                 216,679,161
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES(3)                                          89,270
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $216,768,431
================================================================================

See Notes to Financial Statements.                                  (continued)

------

Target 2010 - Schedule of Investments

MARCH 31, 2005 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

CATS = Certificates of Accrual of Treasury Securities

Equivalent = Security whose principal payments are secured by U.S. Treasurys

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TIGR = Treasury Investment Growth Receipts

TR = Treasury Receipts

(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

(2) The rate indicated is the yield to maturity at purchase.

(3) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------

Target 2015 - Performance

TOTAL RETURNS AS OF MARCH 31, 2005
                                   --------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                        1 YEAR     5 YEARS   10 YEARS     INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS           1.62%      9.65%     10.74%       9.89%        9/1/86
--------------------------------------------------------------------------------
11/15/15
STRIPS ISSUE             1.74%      9.70%     11.33%       9.52%(1)       --
--------------------------------------------------------------------------------
MERRILL LYNCH
10+ YEAR TREASURY
TOTAL RETURN INDEX(2)    2.74%      8.49%      8.95%       8.63%(1)       --
--------------------------------------------------------------------------------
Advisor Class            1.37%      9.38%        --        9.09%        7/23/99
--------------------------------------------------------------------------------

(1) Since 8/31/86, the date nearest the Investor Class's inception for which data are available.

(2) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made March 31, 1995

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the benchmark and index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the benchmark and index do not.

------

Target 2015 - Portfolio Commentary

PORTFOLIO MANAGER: JEREMY FLETCHER

PERFORMANCE SUMMARY & PERSPECTIVE

Target 2015 returned 0.68%* for the six months ended March 31, 2005, as short-term bonds underperformed longer-term ones amid rising interest rates and accelerating inflation. By comparison, the fund's benchmark, a coupon-based
Treasury STRIPS issue maturing on November 15, 2015, returned 0.71%. (Please see page 12.) Of course, the fund's return is reduced by fees, while the benchmark's return is not.

ECONOMIC & MARKET PERSPECTIVE

The six months featured moderate U.S. economic growth, oil prices that hit more than $57 per barrel, Federal Reserve Chairman Alan Greenspan's mid-February
"conundrum" speech (regarding long-term bonds' upbeat performance in the face of rising interest rates), and accelerating inflation (based on changes in the consumer price index--CPI). Economic growth (measured by real annualized growth in gross domestic product--GDP) was 3.8% in 2004's final quarter before finishing at an initially estimated 3.1% during the first quarter of 2005.

With the price of crude oil finishing up approximately 55% from a year ago (and reaching levels not seen since 1983), overall commodity prices (as measured by the Reuters-CRB commodity index) at better than two-decade highs, and the U.S.
trade deficit breaking record ground, the CPI increased at a seasonally adjusted compound annual rate of 4.3% in the first quarter, while "core" CPI (CPI excluding food and energy components) climbed 3.3%.

Noting in late March that near-term inflationary pressures had picked up and that companies appeared more able to pass along higher prices to consumers, the
Fed continued to increase its overnight interest rate target. After four quarter-point hikes during the six months, the Fed's benchmark interest rate finished at 2.75%.

Long-term bonds turned in respectable performances in spite of that backdrop.
Unlike short-maturity notes that suffered price declines as their yields rose with the Fed's rate hikes, long-term bonds enjoyed price gains as their yields generally fell.

In zero-coupon bond terms, yields on Treasury STRIPS maturing in 2030 fell by a little more than 30 basis points (0.30%) for the six months, while yields on
Treasury STRIPS maturing in 2015 rose by approximately 15 basis points.

PORTFOLIO POSITIONING & STRATEGY

Turning to portfolio-specific efforts, we continued to closely monitor the zero-coupon bond market in search of

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/05               9/30/04
--------------------------------------------------------------------------------
Anticipated Growth Rate
(Investor Class)                            4.27%                 4.13%
--------------------------------------------------------------------------------
Weighted Average
Maturity Date                             10/21/15              10/27/15
--------------------------------------------------------------------------------
Anticipated Value at
Maturity (AVM)
(Investor Class)(1)                        $113.42               $113.35
--------------------------------------------------------------------------------
(1) See graph on page 14.

Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Target 2015 - Portfolio Commentary

what we believed were value-added opportunities that could potentially enhance performance.

Those efforts led us to increase the portfolio's position in Financing
Corporation zero-coupon bonds maturing in December 2015, as well as in coupon-based Treasury STRIPS maturing in November 2015. In addition, we sold some of the portfolio's position in coupon-based Resolution Funding Corporation zero-coupon bonds maturing in January 2015, as well as ones maturing in October
2015.

The accompanying table concerning types of investments in the portfolio shows the impact of those efforts on the portfolio's composition, while the table on the preceding page relays the resulting impact on Target 2015's anticipated growth rate, weighted average maturity date, and anticipated value at maturity.

OUR COMMITMENT

Target 2015 seeks the highest return consistent with investment in U.S.
Treasurys. We remain committed to that objective and will endeavor to do so by continuing to primarily invest in zero-coupon U.S. Treasury securities and their equivalents.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           3/31/05               9/30/04
--------------------------------------------------------------------------------
REFCORP STRIPS                              54.0%                 60.4%
--------------------------------------------------------------------------------
Treasury STRIPS                             32.5%                 28.6%
--------------------------------------------------------------------------------
Other Treasurys                              1.3%                  1.4%
--------------------------------------------------------------------------------
TOTAL TREASURYS &
EQUIVALENTS                                 87.8%                 90.4%
--------------------------------------------------------------------------------
Govt. Agency STRIPS                         10.2%                  9.0%
--------------------------------------------------------------------------------
Other Govt. Agencys                          1.8%                    --
--------------------------------------------------------------------------------
TOTAL GOVT. AGENCYS                         12.0%                  9.0%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  0.2%                  0.6%
--------------------------------------------------------------------------------

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)

Target 2015

The top line in the graph represents the class's Anticipated Value at Maturity
(AVM), which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

------

Target 2015 - Schedule of Investments

MARCH 31, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) -- 87.8%

      $ 4,000,000  STRIPS -- COUPON, 4.44%,
                   5/15/14                                         $  2,629,956
--------------------------------------------------------------------------------
        1,684,000  REFCORP STRIPS -- COUPON,
                   4.82%, 10/15/14                                    1,072,258
--------------------------------------------------------------------------------
        1,000,000  STRIPS -- COUPON, 4.89%,
                   11/15/14                                             640,707
--------------------------------------------------------------------------------
       13,310,000  REFCORP STRIPS -- COUPON,
                   6.97%, 1/15/15                                     8,357,229
--------------------------------------------------------------------------------
        3,485,000  Federal Judiciary, 4.69%,
                   2/15/15                                            2,160,975
--------------------------------------------------------------------------------
        5,350,000  STRIPS -- COUPON, 8.49%,
                   2/15/15                                            3,382,008
--------------------------------------------------------------------------------
       25,060,000  REFCORP STRIPS -- COUPON,
                   8.46%, 4/15/15                                    15,524,319
--------------------------------------------------------------------------------
        6,408,000  STRIPS -- COUPON, 6.30%,
                   5/15/15                                            4,000,091
--------------------------------------------------------------------------------
       27,469,000  REFCORP STRIPS -- COUPON,
                   8.30%, 7/15/15                                    16,778,478
--------------------------------------------------------------------------------
       13,203,000  STRIPS -- COUPON, 7.51%,
                   8/15/15                                            8,129,906
--------------------------------------------------------------------------------
       24,098,000  REFCORP STRIPS -- COUPON,
                   8.45%, 10/15/15                                   14,516,659
--------------------------------------------------------------------------------
       26,481,000  STRIPS -- COUPON, 6.87%,
                   11/15/15                                          16,099,812
--------------------------------------------------------------------------------
        5,500,000  STRIPS -- PRINCIPAL, 5.04%,
                   11/15/15                                           3,354,296
--------------------------------------------------------------------------------
        4,159,000  REFCORP STRIPS -- COUPON,
                   5.15%, 1/15/16                                     2,468,080
--------------------------------------------------------------------------------
       14,800,000  STRIPS -- COUPON, 7.07%,
                   2/15/16                                            8,864,993
--------------------------------------------------------------------------------
        8,700,000  STRIPS -- COUPON, 8.06%,
                   5/15/16                                            5,138,951
--------------------------------------------------------------------------------
       28,091,000  REFCORP STRIPS -- COUPON,
                   8.23%, 7/15/16                                    16,198,619
--------------------------------------------------------------------------------
        1,000,000  STRIPS -- COUPON, 4.91%,
                   8/15/16                                              583,087
--------------------------------------------------------------------------------
       28,742,000  REFCORP STRIPS -- COUPON,
                   7.63%, 10/15/16                                   16,342,529
--------------------------------------------------------------------------------
        3,500,000  STRIPS -- COUPON, 5.12%,
                   11/15/16                                           2,012,175
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $114,111,572)                                                 148,255,128
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 12.0%

        2,232,000  FICO STRIPS -- COUPON,
                   5.14%, 5/30/14                                     1,427,188
--------------------------------------------------------------------------------
        5,000,000  FHLMC STRIPS -- COUPON,
                   4.94%, 11/24/14                                    3,092,745
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   180,000  FICO STRIPS -- COUPON,
                   5.00%, 11/30/14                                 $    111,976
--------------------------------------------------------------------------------
        7,681,000  FICO STRIPS -- COUPON,
                   6.78%, 2/8/15                                      4,727,056
--------------------------------------------------------------------------------
        1,017,000  FICO STRIPS -- COUPON,
                   5.76%, 4/6/15                                        620,484
--------------------------------------------------------------------------------
        3,750,000  FHLMC STRIPS -- COUPON,
                   5.88%, 7/15/15                                     2,237,325
--------------------------------------------------------------------------------
           52,000  FICO STRIPS -- COUPON,
                   5.47%, 11/2/15                                        30,734
--------------------------------------------------------------------------------
        2,000,000  FICO STRIPS -- COUPON,
                   5.77%, 11/11/15                                    1,180,488
--------------------------------------------------------------------------------
          190,000  FICO STRIPS -- COUPON,
                   5.16%, 12/6/15                                       111,674
--------------------------------------------------------------------------------
        5,125,000  FICO STRIPS -- COUPON,
                   4.70%, 12/27/15                                    3,001,328
--------------------------------------------------------------------------------
        1,500,000  FHLMC STRIPS -- COUPON,
                   5.45%, 1/15/16                                       869,391
--------------------------------------------------------------------------------
        5,000,000  FICO STRIPS -- COUPON,
                   6.42%, 6/6/16                                      2,852,055
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $18,911,267)                                                   20,262,444
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.2%

          271,000  FHLMC Discount Notes,
                   2.54%, 4/1/05(2)
(Cost $271,000)                                                         271,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $133,293,839)                                                 168,788,572
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES(3)                                         (53,750)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $168,734,822
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

Equivalent = Security whose principal payments are secured by U.S. Treasurys

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

(2) The rate indicated is the yield to maturity at purchase.

(3) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------

Target 2020 - Performance

TOTAL RETURNS AS OF MARCH 31, 2005
                                   --------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                        1 YEAR     5 YEARS   10 YEARS     INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS           5.78%     10.09%     11.90%      10.43%       12/29/89
--------------------------------------------------------------------------------
11/15/20
STRIPS ISSUE             5.75%      9.77%     12.49%      10.39%(1)       --
--------------------------------------------------------------------------------
MERRILL LYNCH
10+ YEAR TREASURY
TOTAL RETURN INDEX(2)    2.74%      8.49%      8.95%       8.95%(1)       --
--------------------------------------------------------------------------------
Advisor Class            5.50%      9.82%        --        6.63%       10/19/98
--------------------------------------------------------------------------------

(1) Since 12/31/89, the date nearest the Investor Class's inception for which data are available.

(2) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made March 31, 1995

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the benchmark and index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the benchmark and index do not.

------

Target 2020 - Portfolio Commentary

PORTFOLIO MANAGER: JEREMY FLETCHER

PERFORMANCE SUMMARY & PERSPECTIVE

Target 2020 returned 4.22%* for the six months ended March 31, 2005, as long-term bonds outperformed short-term ones amid rising interest rates and accelerating inflation. By comparison, the fund's benchmark, a coupon-based
Treasury STRIPS issue maturing on November 15, 2020, returned 4.45%. (Please see page 16.) Of course, the fund's return is reduced by fees, while the benchmark's return is not.

ECONOMIC & MARKET PERSPECTIVE

The six months featured moderate U.S. economic growth, oil prices that hit more than $57 per barrel, Federal Reserve Chairman Alan Greenspan's mid-February
"conundrum" speech (regarding long-term bonds' upbeat performance in the face of rising interest rates), and accelerating inflation (based on changes in the consumer price index--CPI). Economic growth (measured by real annualized growth in gross domestic product--GDP) was 3.8% in 2004's final quarter before finishing at an initially estimated 3.1% during the first quarter of 2005.

With the price of crude oil finishing up approximately 55% from a year ago (and reaching levels not seen since 1983), overall commodity prices (as measured by the Reuters-CRB commodity index) at better than two-decade highs, and the U.S.
trade deficit breaking record ground, the CPI increased at a seasonally adjusted compound annual rate of 4.3% in the first quarter, while "core" CPI (CPI excluding food and energy components) climbed 3.3%.

Noting in late March that near-term inflationary pressures had picked up and that companies appeared more able to pass along higher prices to consumers, the
Fed continued to increase its overnight interest rate target. After four quarter-point hikes during the six months, the Fed's benchmark interest rate finished at 2.75%.

Long-term bonds turned in respectable performances in spite of that backdrop.
Unlike short-maturity notes that suffered price declines as their yields rose with the Fed's rate hikes, long-term bonds enjoyed price gains as their yields generally fell.

In zero-coupon bond terms, yields on Treasury STRIPS maturing in 2020 fell by approximately 10 basis points (0.10%) for the six months, while yields on
Treasury STRIPS maturing in 2005 rose by nearly 100 basis points.

PORTFOLIO POSITIONING & STRATEGY

Turning to portfolio-specific strategies, we continued to closely monitor the zero-coupon bond market in search of

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/05               9/30/04
--------------------------------------------------------------------------------
Anticipated Growth Rate
(Investor Class)                            4.51%                 4.62%
--------------------------------------------------------------------------------
Weighted Average
Maturity Date                              8/14/20               8/20/20
--------------------------------------------------------------------------------
Anticipated Value at
Maturity (AVM)
(Investor Class)(1)                        $108.31               $108.07
--------------------------------------------------------------------------------
(1) See graph on page 18.

Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Target 2020 - Portfolio Commentary

what we believed were value-added opportunities that could potentially enhance performance.

Those efforts led us to increase the portfolio's holdings of coupon-based
Resolution Funding Corporation zero-coupon bonds (REFCORPs) maturing in October
2020, and add coupon-based REFCORPs maturing in April 2020 as well. In addition, we sold some of the portfolio's position in coupon-based Treasury STRIPS maturing in November 2020, as well as in ones maturing in February 2021.

The accompanying table concerning types of investments in the portfolio shows the impact of those efforts on Target 2020's composition, while the table on the preceding page relays the resulting changes to the fund's anticipated growth rate, weighted average maturity date, and anticipated value at maturity.

OUR COMMITMENT

Target 2020 seeks the highest return consistent with investment in U.S.
Treasurys. We remain committed to that objective and will endeavor to do so by continuing to primarily invest in zero-coupon U.S. Treasury securities and their equivalents.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           3/31/05               9/30/04
--------------------------------------------------------------------------------
REFCORP STRIPS                              65.2%                 61.9%
--------------------------------------------------------------------------------
Treasury STRIPS                             30.7%                 33.9%
--------------------------------------------------------------------------------
Other Treasurys                              0.3%                  0.3%
--------------------------------------------------------------------------------
TOTAL TREASURYS &
EQUIVALENTS                                 96.2%                 96.1%
--------------------------------------------------------------------------------
Other Govt. Agencys                          1.8%                  1.7%
--------------------------------------------------------------------------------
Govt. Agency STRIPS                          1.8%                  1.7%
--------------------------------------------------------------------------------
TOTAL GOVT. AGENCYS                          3.6%                  3.4%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  0.2%                  0.5%
--------------------------------------------------------------------------------

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)

Target 2020

The top line in the graph represents the class's Anticipated Value at Maturity
(AVM), which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

------

Target 2020 - Schedule of Investments

MARCH 31, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) -- 96.2%

      $20,500,000  REFCORP STRIPS -- COUPON,
                   6.36%, 1/15/19                                  $ 10,265,314
--------------------------------------------------------------------------------
          135,000  Federal Judiciary, 5.69%,
                   2/15/19                                               66,680
--------------------------------------------------------------------------------
        3,000,000  STRIPS -- COUPON, 4.93%,
                   2/15/19                                            1,522,422
--------------------------------------------------------------------------------
          258,000  REFCORP STRIPS -- COUPON,
                   6.21%, 4/15/19                                       127,425
--------------------------------------------------------------------------------
        1,000,000  STRIPS -- COUPON, 5.26%,
                   5/15/19                                              500,615
--------------------------------------------------------------------------------
          289,000  Federal Judiciary, 5.73%,
                   8/15/19                                              138,771
--------------------------------------------------------------------------------
        1,000,000  STRIPS -- COUPON, 5.26%,
                   8/15/19                                              493,828
--------------------------------------------------------------------------------
        4,000,000  STRIPS -- COUPON, 5.83%,
                   11/15/19                                           1,948,432
--------------------------------------------------------------------------------
       19,674,000  REFCORP STRIPS -- COUPON,
                   8.52%, 1/15/20                                     9,312,294
--------------------------------------------------------------------------------
        5,000,000  STRIPS -- COUPON, 7.36%,
                   2/15/20                                            2,398,805
--------------------------------------------------------------------------------
       27,299,000  REFCORP STRIPS -- COUPON,
                   6.10%, 4/15/20                                    12,748,333
--------------------------------------------------------------------------------
          396,000  AID (Israel), 5.91%, 5/15/20                         180,863
--------------------------------------------------------------------------------
        7,188,000  STRIPS -- COUPON, 7.51%,
                   5/15/20                                            3,406,206
--------------------------------------------------------------------------------
        2,000,000  STRIPS -- PRINCIPAL, 6.14%,
                   5/15/20                                              950,548
--------------------------------------------------------------------------------
       38,418,000  REFCORP STRIPS -- COUPON,
                   8.18%, 7/15/20                                    17,700,248
--------------------------------------------------------------------------------
       41,644,000  REFCORP STRIPS -- PRINCIPAL,
                   6.43%, 7/15/20                                    19,262,890
--------------------------------------------------------------------------------
          115,000  Federal Judiciary, 6.19%,
                   8/15/20                                               52,012
--------------------------------------------------------------------------------
       12,135,000  STRIPS -- COUPON, 6.40%,
                   8/15/20                                            5,671,389
--------------------------------------------------------------------------------
        5,000,000  STRIPS -- PRINCIPAL, 6.21%,
                   8/15/20                                            2,347,325
--------------------------------------------------------------------------------
       36,406,000  REFCORP STRIPS -- COUPON,
                   6.35%, 10/15/20                                   16,556,138
--------------------------------------------------------------------------------
        6,000,000  REFCORP STRIPS -- PRINCIPAL,
                   6.64%, 10/15/20                                    2,738,262
--------------------------------------------------------------------------------
       29,907,000  STRIPS -- COUPON, 7.59%,
                   11/15/20                                          13,805,430
--------------------------------------------------------------------------------
       35,482,000  REFCORP STRIPS -- COUPON,
                   7.27%, 1/15/21                                    15,918,893
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $23,535,000  REFCORP STRIPS -- PRINCIPAL,
                   5.82%, 1/15/21                                  $ 10,591,456
--------------------------------------------------------------------------------
          100,000  Federal Judiciary, 5.83%,
                   2/15/21                                               43,837
--------------------------------------------------------------------------------
        9,750,000  STRIPS -- COUPON, 6.17%,
                   2/15/21                                            4,438,502
--------------------------------------------------------------------------------
       10,500,000  STRIPS -- COUPON, 6.08%,
                   5/15/21                                            4,713,629
--------------------------------------------------------------------------------
        5,000,000  STRIPS -- PRINCIPAL, 5.85%,
                   5/15/21                                            2,251,655
--------------------------------------------------------------------------------
       10,000,000  STRIPS -- PRINCIPAL, 5.81%,
                   8/15/21                                            4,447,940
--------------------------------------------------------------------------------
        2,000,000  STRIPS -- COUPON, 5.30%,
                   11/15/21                                             874,388
--------------------------------------------------------------------------------
       10,000,000  STRIPS -- PRINCIPAL, 5.46%,
                   11/15/21                                           4,386,140
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $134,563,753)                                                 169,860,670
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 3.6%

          535,000  FICO STRIPS -- COUPON,
                   5.81%, 4/5/19                                        260,507
--------------------------------------------------------------------------------
           11,000  TVA STRIPS -- COUPON,
                   5.66%, 5/1/19                                          5,204
--------------------------------------------------------------------------------
            9,000  TVA STRIPS -- COUPON,
                   5.70%, 11/1/19                                         4,133
--------------------------------------------------------------------------------
        6,250,000  FHLMC STRIPS -- COUPON,
                   6.30%, 1/15/20                                     2,861,381
--------------------------------------------------------------------------------
        7,683,000  Government Trust Certificates,
                   5.76%, 4/1/21                                      3,237,424
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $5,843,312)                                                     6,368,649
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.2%

          390,000  FHLMC Discount Notes,
                   2.54%, 4/1/05(2)
(Cost $390,000)                                                         390,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $140,797,065)                                                 176,619,319
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES(3)                                         (67,763)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $176,551,556
================================================================================

See Notes to Financial Statements.                                  (continued)

------

Target 2020 - Schedule of Investments

MARCH 31, 2005 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

AID = Agency for International Development

Equivalent = Security whose principal payments are secured by U.S. Treasurys

FICO = Financing Corporation

FHLMC = Federal Home Loan Mortgage Corporation

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TVA = Tennessee Valley Authority

(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

(2) The rate indicated is the yield to maturity at purchase.

(3) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------

Target 2025 - Performance

TOTAL RETURNS AS OF MARCH 31, 2005
                                           ----------------------
                                           AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                          SINCE        INCEPTION
                             1 YEAR        5 YEARS      INCEPTION        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS               10.78%        10.04%        9.98%          2/15/96
--------------------------------------------------------------------------------
FUND BENCHMARK(1)             9.65%         9.87%       10.38%(2)         --
--------------------------------------------------------------------------------
MERRILL LYNCH
10+ YEAR TREASURY
TOTAL RETURN INDEX(3)         2.74%         8.49%        8.02%(2)         --
--------------------------------------------------------------------------------
Advisor Class                10.48%         9.76%        8.13%          6/1/98
--------------------------------------------------------------------------------

(1) The Investor Class benchmark was an 8/15/25 STRIPS issue from inception through January 1998, when it was changed to an 11/15/25 STRIPS issue. The
    Advisor Class benchmark has been an 11/15/25 STRIPS issue since the class's inception.

(2) Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

(3) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made February 15, 1996

*Investor Class data from 2/15/96, the class's inception date. Benchmark and index data from 2/29/96, the date nearest the class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the benchmark and index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the benchmark and index do not.

------

Target 2025 - Portfolio Commentary

PORTFOLIO MANAGER: JEREMY FLETCHER

PERFORMANCE SUMMARY & PERSPECTIVE

Target 2025 returned 7.95%* for the six months ended March 31, 2005, outperforming its benchmark--a coupon-based Treasury STRIPS issue maturing on
November 15, 2025--which returned 7.27%. (Please see page 21.) Of course, the fund's return is reduced by fees, while the benchmark's return is not.

ECONOMIC & MARKET PERSPECTIVE

The six months featured moderate U.S. economic growth, oil prices that hit more than $57 per barrel, Federal Reserve Chairman Alan Greenspan's mid-February
"conundrum" speech (regarding long-term bonds' upbeat performance in the face of rising interest rates), and accelerating inflation (based on changes in the consumer price index--CPI). Economic growth (measured by real annualized growth in gross domestic product--GDP) was 3.8% in 2004's final quarter before finishing at an initially estimated 3.1% during the first quarter of 2005.

With the price of crude oil finishing up approximately 55% from a year ago (and reaching levels not seen since 1983), overall commodity prices (as measured by the Reuters-CRB commodity index) at better than two-decade highs, and the U.S.
trade deficit breaking record ground, the CPI increased at a seasonally adjusted compound annual rate of 4.3% in the first quarter, while "core" CPI (CPI excluding food and energy components) climbed 3.3%.

Noting in late March that near-term inflationary pressures had picked up and that companies appeared more able to pass along higher prices to consumers, the
Fed continued to increase its overnight interest rate target. After four quarter-point hikes during the six months, the Fed's benchmark interest rate finished at 2.75%.

Long-term bonds turned in respectable performances in spite of that backdrop.
Unlike short-maturity notes that suffered price declines as their yields rose with the Fed's rate hikes, long-term bonds enjoyed price gains as their yields generally fell.

Translating that environment into zero-coupon bond terms, yields on Treasury
STRIPS maturing in 2025 fell by almost 20 basis points (0.20%) for the six months, while yields on Treasury STRIPS maturing in 2005 rose by nearly 100 basis points.

PORTFOLIO POSITIONING & STRATEGY

Turning to portfolio-specific strategies, we continued to closely monitor the zero-coupon bond market in search of

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/05               9/30/04
--------------------------------------------------------------------------------
Anticipated Growth Rate
(Investor Class)                            4.55%                 4.79%
--------------------------------------------------------------------------------
Weighted Average
Maturity Date                              9/11/25               9/27/25
--------------------------------------------------------------------------------
Anticipated Value at
Maturity (AVM)
(Investor Class)(1)                        $118.62               $118.37
--------------------------------------------------------------------------------
(1) See graph on page 23.

Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Target 2025 - Portfolio Commentary

what we believed were value-added opportunities that could potentially enhance performance.

Managing Target 2025's fluctuating cash flows provided one of our main challenges. During 2004's final quarter, for example, net assets decreased by approximately 6.9%. That trend reversed during the first quarter of this year, however, with assets swelling by approximately 19.75%. In that environment, we both sold and bought various-maturity Treasury STRIPS and REFCORP STRIPS.

As shown in the accompanying table concerning types of investments in the portfolio, those trades resulted in little net change to Target 2025's composition. Shifts in the fund's anticipated growth rate, weighted average maturity date, and anticipated value at maturity are all displayed in the table on page 22.

OUR COMMITMENT

Target 2025 seeks the highest return consistent with investment in U.S.
Treasurys. We remain committed to that objective and will endeavor to do so by continuing to primarily invest in zero-coupon U.S. Treasury securities and their equivalents.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           3/31/05               9/30/04
--------------------------------------------------------------------------------
REFCORP STRIPS                              63.4%                 64.2%
--------------------------------------------------------------------------------
Treasury STRIPS                             32.6%                 32.6%
--------------------------------------------------------------------------------
TOTAL TREASURYS &
EQUIVALENTS                                 96.0%                 96.8%
--------------------------------------------------------------------------------
Govt. Agency STRIPS                          3.2%                  3.1%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  0.8%                  0.1%
--------------------------------------------------------------------------------

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)

Target 2025

The top line in the graph represents the class's Anticipated Value at Maturity
(AVM), which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

------

Target 2025 - Schedule of Investments

MARCH 31, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) -- 93.6%

      $ 4,650,000  REFCORP STRIPS -- COUPON,
                   6.56%, 1/15/24                                  $  1,777,100
--------------------------------------------------------------------------------
        6,000,000  STRIPS -- COUPON, 5.41%,
                   2/15/24                                            2,332,408
--------------------------------------------------------------------------------
        1,560,000  REFCORP STRIPS -- COUPON,
                   6.66%, 4/15/24                                       589,404
--------------------------------------------------------------------------------
        3,000,000  STRIPS -- COUPON, 5.48%,
                   5/15/24                                            1,153,806
--------------------------------------------------------------------------------
          926,000  REFCORP STRIPS -- COUPON,
                   7.10%, 7/15/24                                       345,678
--------------------------------------------------------------------------------
        5,000,000  STRIPS -- COUPON, 6.50%,
                   8/15/24                                            1,899,135
--------------------------------------------------------------------------------
       13,184,000  REFCORP STRIPS -- COUPON,
                   7.30%, 10/15/24                                    4,859,741
--------------------------------------------------------------------------------
        6,600,000  STRIPS -- COUPON, 5.84%,
                   11/15/24                                           2,475,733
--------------------------------------------------------------------------------
        1,600,000  STRIPS -- PRINCIPAL, 7.26%,
                   11/15/24                                             602,480
--------------------------------------------------------------------------------
       13,050,000  REFCORP STRIPS -- COUPON,
                   7.28%, 1/15/25                                     4,755,968
--------------------------------------------------------------------------------
        5,400,000  STRIPS -- COUPON, 5.22%,
                   2/15/25                                            2,004,334
--------------------------------------------------------------------------------
        3,000,000  STRIPS -- PRINCIPAL, 7.28%,
                   2/15/25                                            1,117,845
--------------------------------------------------------------------------------
       20,188,000  REFCORP STRIPS -- COUPON,
                   6.77%, 4/15/25                                     7,269,780
--------------------------------------------------------------------------------
       10,000,000  STRIPS -- COUPON, 5.48%,
                   5/15/25                                            3,665,740
--------------------------------------------------------------------------------
       10,349,000  REFCORP STRIPS -- COUPON,
                   6.88%, 7/15/25                                     3,679,991
--------------------------------------------------------------------------------
        3,500,000  STRIPS -- COUPON, 6.00%,
                   8/15/25                                            1,267,112
--------------------------------------------------------------------------------
        2,850,000  STRIPS -- PRINCIPAL, 6.54%,
                   8/15/25                                            1,035,898
--------------------------------------------------------------------------------
       20,993,000  REFCORP STRIPS -- COUPON,
                   6.76%, 10/15/25                                    7,361,531
--------------------------------------------------------------------------------
       24,670,000  STRIPS -- COUPON, 5.55%,
                   11/15/25                                           8,802,922
--------------------------------------------------------------------------------
       25,035,000  REFCORP STRIPS -- COUPON,
                   7.08%, 1/15/26                                     8,674,477
--------------------------------------------------------------------------------
        5,299,000  STRIPS -- COUPON, 6.39%,
                   2/15/26                                            1,871,162
--------------------------------------------------------------------------------
        2,000,000  STRIPS -- PRINCIPAL, 5.69%,
                   2/15/26                                              712,006
--------------------------------------------------------------------------------
       29,174,000  REFCORP STRIPS -- COUPON,
                   6.80%, 4/15/26                                     9,988,536
--------------------------------------------------------------------------------
        3,991,000  STRIPS -- COUPON, 6.12%,
                   5/15/26                                            1,391,821
--------------------------------------------------------------------------------
       31,767,000  REFCORP STRIPS -- COUPON,
                   7.29%, 7/15/26                                    10,753,478
--------------------------------------------------------------------------------
        2,600,000  STRIPS -- COUPON, 6.49%,
                   8/15/26                                              897,359
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $11,739,000  REFCORP STRIPS -- COUPON,
                   7.35%, 10/15/26                                 $  3,931,802
--------------------------------------------------------------------------------
        5,000,000  STRIPS -- COUPON, 5.75%,
                   11/15/26                                           1,707,945
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $72,829,488)                                                   96,925,192
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 3.1%

           10,000  FNMA STRIPS -- COUPON,
                   6.14%, 4/8/24                                          3,614
--------------------------------------------------------------------------------
        1,000,000  TVA STRIPS -- COUPON,
                   6.58%, 5/1/24                                        354,560
--------------------------------------------------------------------------------
        5,099,000  FNMA STRIPS -- COUPON,
                   5.98%, 3/23/25                                     1,755,238
--------------------------------------------------------------------------------
        1,092,000  TVA STRIPS -- COUPON,
                   6.12%, 11/1/25                                       356,534
--------------------------------------------------------------------------------
        2,376,000  TVA STRIPS -- PRINCIPAL,
                   6.50%, 11/1/25                                       780,587
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $2,819,490)                                                     3,250,533
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.7%

          773,000  FHLMC Discount Notes,
                   2.54%, 4/1/05(2)
(Cost $773,000)                                                         773,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 97.4%
(Cost $76,421,978)                                                  100,948,725
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 2.6%                                  2,723,797
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $103,672,522
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

Equivalent = Security whose principal payments are secured by U.S. Treasurys

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TVA = Tennessee Valley Authority

(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

Target 2030 - Performance

TOTAL RETURNS AS OF MARCH 31, 2005
                                                    --------------
                                                    AVERAGE ANNUAL
                                                       RETURNS
--------------------------------------------------------------------------------
                                                        SINCE          INCEPTION
                                     1 YEAR           INCEPTION          DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                       14.00%           12.01%            6/1/01
--------------------------------------------------------------------------------
5/15/30 STRIPS ISSUE                 13.60%           12.28%(1)           --
--------------------------------------------------------------------------------
MERRILL LYNCH 10+ YEAR
TREASURY TOTAL RETURN INDEX(2)        2.74%            8.46%(1)           --
--------------------------------------------------------------------------------
C Class                              12.85%           10.20%            10/8/01
--------------------------------------------------------------------------------

(1) Since 5/31/01, the date nearest the Investor Class's inception for which data are available.

(2) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made June 1, 2001

*Investor Class data from 6/1/01, the class's inception date. Benchmark and index data from 5/31/01, the date nearest the class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the benchmark and index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the benchmark and index do not.

------

Target 2030 - Portfolio Commentary

PORTFOLIO MANAGER: JEREMY FLETCHER

PERFORMANCE SUMMARY & PERSPECTIVE

Target 2030 returned 11.56%* for the six months ended March 31, 2005, handily outperforming its benchmark--a coupon-based Treasury STRIPS issue maturing on
May 15, 2030--which returned 10.98%. (Please see page 25.) Of course, the fund's return is reduced by fees, while the benchmark's return is not.

ECONOMIC & MARKET PERSPECTIVE

The six months featured moderate U.S. economic growth, oil prices that hit more than $57 per barrel, Federal Reserve Chairman Alan Greenspan's mid-February
"conundrum" speech (regarding long-term bonds' upbeat performance in the face of rising interest rates), and accelerating inflation (based on changes in the consumer price index--CPI).

Long-term bonds turned in respectable performances in spite of that backdrop.
Unlike short-maturity notes that suffered price declines as their yields rose with the Fed's rate hikes, long-term bonds enjoyed price gains as their yields generally fell.

Translating that environment into zero-coupon bond terms, yields on Treasury
STRIPS maturing in 2030 fell by a little more than 30 basis points (0.30%) for the six months, while yields on Treasury STRIPS maturing in 2005 rose by nearly
100 basis points.

PORTFOLIO POSITIONING & STRATEGY

We continued to manage Target 2030 with the aim of providing the highest return consistent with investments in U.S. Treasurys. During the six months, we attempted to accomplish that objective by selling REFCORP STRIPS and government agency STRIPS as attractive opportunities presented themselves. Then we generally put the proceeds to work in Treasury STRIPS, which tend to be easier to buy and sell.

FUND LIQUIDATION

The U.S. Treasury's decision to stop issuing 30-year bonds has significantly impacted Target 2030's investment and growth opportunities, while limiting our ability to execute the fund's investment strategy. The Board of Trustees approved our request to liquidate the fund with these issues in mind; June 17,
2005, is the planned liquidation date.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           3/31/05               9/30/04
--------------------------------------------------------------------------------
Treasury STRIPS                             53.9%                 32.3%
--------------------------------------------------------------------------------
REFCORP STRIPS                              46.1%                 57.0%
--------------------------------------------------------------------------------
TOTAL TREASURYS &
EQUIVALENTS                                100.0%                 89.3%
--------------------------------------------------------------------------------
Govt. Agency STRIPS                           --                   9.6%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                   --                   1.1%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

------

Target 2030 - Schedule of Investments

MARCH 31, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) -- 100.4%

      $ 2,750,000  REFCORP STRIPS -- COUPON,
                   6.36%, 1/15/30                                   $   797,530
--------------------------------------------------------------------------------
        1,000,000  STRIPS -- COUPON, 5.34%,
                   2/15/30                                              297,118
--------------------------------------------------------------------------------
        9,166,000  REFCORP STRIPS -- COUPON,
                   5.98%, 4/15/30                                     2,637,975
--------------------------------------------------------------------------------
        8,000,000  REFCORP STRIPS -- PRINCIPAL,
                   5.65%, 4/15/30                                     2,319,336
--------------------------------------------------------------------------------
       13,747,000  STRIPS -- COUPON, 5.41%,
                   5/15/30                                            4,054,252
--------------------------------------------------------------------------------
        8,000,000  STRIPS -- PRINCIPAL, 5.16%,
                   5/15/30                                            2,376,768
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.4%
(Cost $10,906,393)                                                   12,482,979
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.4)%                                  (49,520)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $12,433,459
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

Equivalent = Security whose principal payments are secured by U.S. Treasurys

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.

------

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                     BEGINNING          ENDING       DURING PERIOD*   ANNUALIZED
                    ACCOUNT VALUE    ACCOUNT VALUE     10/1/04 -        EXPENSE
                       10/1/04          3/31/05          3/31/05        RATIO*
--------------------------------------------------------------------------------
TARGET 2005 SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class         $1,000          $1,004.00         $2.90           0.58%
--------------------------------------------------------------------------------
Advisor Class          $1,000          $1,002.80         $4.14           0.83%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class         $1,000          $1,022.04         $2.92           0.58%
--------------------------------------------------------------------------------
Advisor Class          $1,000          $1,020.79         $4.18           0.83%
--------------------------------------------------------------------------------
TARGET 2010 SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class         $1,000            $992.40         $2.88           0.58%
--------------------------------------------------------------------------------
Advisor Class          $1,000            $991.20         $4.12           0.83%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class         $1,000          $1,022.04         $2.92           0.58%
--------------------------------------------------------------------------------
Advisor Class          $1,000          $1,020.79         $4.18           0.83%
--------------------------------------------------------------------------------
TARGET 2015 SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class         $1,000          $1,006.80         $2.90           0.58%
--------------------------------------------------------------------------------
Advisor Class          $1,000          $1,005.60         $4.15           0.83%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class         $1,000          $1,022.04         $2.92           0.58%
--------------------------------------------------------------------------------
Advisor Class          $1,000          $1,020.79         $4.18           0.83%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

                                                                    (continued)

------

Shareholder Fee Examples (Unaudited)

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                     BEGINNING          ENDING       DURING PERIOD*   ANNUALIZED
                    ACCOUNT VALUE    ACCOUNT VALUE     10/1/04 -        EXPENSE
                       10/1/04          3/31/05          3/31/05        RATIO*
--------------------------------------------------------------------------------
TARGET 2020 SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class         $1,000          $1,042.20         $2.95           0.58%
--------------------------------------------------------------------------------
Advisor Class          $1,000          $1,040.90         $4.22           0.83%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class         $1,000          $1,022.04         $2.92           0.58%
--------------------------------------------------------------------------------
Advisor Class          $1,000          $1,020.79         $4.18           0.83%
--------------------------------------------------------------------------------
TARGET 2025 SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class         $1,000          $1,079.50         $3.01           0.58%
--------------------------------------------------------------------------------
Advisor Class          $1,000          $1,078.10         $4.30           0.83%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class         $1,000          $1,022.04         $2.92           0.58%
--------------------------------------------------------------------------------
Advisor Class          $1,000          $1,020.79         $4.18           0.83%
--------------------------------------------------------------------------------
TARGET 2030 SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class         $1,000          $1,115.60         $3.06           0.58%
--------------------------------------------------------------------------------
C Class                $1,000          $1,110.00         $8.31           1.58%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class         $1,000          $1,022.04         $2.92           0.58%
--------------------------------------------------------------------------------
C Class                $1,000          $1,017.05         $7.95           1.58%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------

Statement of Assets and Liabilities

MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                      TARGET 2005    TARGET 2010    TARGET 2015
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $296,132,457,
$202,688,509 and $133,293,839,
respectively)                        $296,906,648   $216,679,161   $168,788,572
----------------------------------
Receivable for capital shares sold      2,617,784        250,424         96,856
--------------------------------------------------------------------------------
                                      299,524,432    216,929,585    168,885,428
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash                    851,466         55,280         67,820
----------------------------------
Accrued management fees                   141,530        103,514         82,340
----------------------------------
Distribution fees payable                   3,484          1,180            223
----------------------------------
Service fees payable                        3,484          1,180            223
--------------------------------------------------------------------------------
                                          999,964        161,154        150,606
--------------------------------------------------------------------------------
NET ASSETS                           $298,524,468   $216,768,431   $168,734,822
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                      $294,938,773   $199,901,293   $130,163,684
----------------------------------
Undistributed net
investment income                       2,753,891      2,317,437      2,002,720
----------------------------------
Undistributed net realized gain
on investment transactions                 57,613        559,049      1,073,685
----------------------------------
Net unrealized appreciation
on investments                            774,191     13,990,652     35,494,733
--------------------------------------------------------------------------------
                                     $298,524,468   $216,768,431   $168,734,822
================================================================================
INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                           $281,590,493   $211,214,435   $167,665,518
----------------------------------
Shares outstanding                      2,818,569      2,454,711      2,309,722
----------------------------------
Net asset value per share                  $99.91         $86.04         $72.59
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                            $16,933,975     $5,553,996     $1,069,304
----------------------------------
Shares outstanding                        172,258         65,536         14,937
----------------------------------
Net asset value per share                  $98.31         $84.75         $71.59
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Statement of Assets and Liabilities

MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                      TARGET 2020    TARGET 2025    TARGET 2030
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $140,797,065,
$76,421,978 and $10,906,393,
respectively)                        $176,619,319   $100,948,725    $12,482,979
----------------------------------
Cash                                           --      2,461,750             --
----------------------------------
Receivable for capital shares sold         19,451        309,832             --
--------------------------------------------------------------------------------
                                      176,638,770    103,720,307     12,482,979
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash                        165             --         42,110
----------------------------------
Accrued management fees                    85,069         47,211          6,994
----------------------------------
Distribution fees payable                     990            287            312
----------------------------------
Service fees payable                          990            287            104
--------------------------------------------------------------------------------
                                           87,214         47,785         49,520
--------------------------------------------------------------------------------
NET ASSETS                           $176,551,556   $103,672,522    $12,433,459
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                      $137,907,592   $ 77,313,387    $ 9,955,209
----------------------------------
Undistributed net
investment income                       1,964,574        848,486        125,591
----------------------------------
Undistributed net realized gain
on investment transactions                857,136        983,902        776,073
----------------------------------
Net unrealized appreciation
on investments                         35,822,254     24,526,747      1,576,586
--------------------------------------------------------------------------------
                                     $176,551,556   $103,672,522    $12,433,459
================================================================================
INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                           $171,496,825   $102,267,223    $11,945,398
----------------------------------
Shares outstanding                      3,145,118      2,163,196        336,379
----------------------------------
Net asset value per share                  $54.53         $47.28         $35.51
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                             $5,054,731     $1,405,299            N/A
----------------------------------
Shares outstanding                         94,113         30,217            N/A
----------------------------------
Net asset value per share                  $53.71         $46.51            N/A
--------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------
Net assets                                    N/A            N/A       $488,061
----------------------------------
Shares outstanding                            N/A            N/A         12,216
----------------------------------
Net asset value per share                     N/A            N/A         $39.95
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------

Statement of Operations

FOR THE SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                      TARGET 2005    TARGET 2010    TARGET 2015
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
----------------------------------
Interest                              $ 6,816,572    $ 5,406,966    $ 4,398,528
--------------------------------------------------------------------------------

EXPENSES:
----------------------------------
Management fees                           882,562        614,080        467,979
----------------------------------
Distribution fees -- Advisor Class         20,903          6,942          1,220
----------------------------------
Service fees -- Advisor Class              20,903          6,942          1,220
----------------------------------
Trustees' fees and expenses                11,989          8,148          6,072
----------------------------------
Other expenses                                348            236            174
--------------------------------------------------------------------------------
                                          936,705        636,348        476,665
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                   5,879,867      4,770,618      3,921,863
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on
investment transactions                   168,613        751,584      1,241,749
----------------------------------
Change in net unrealized
appreciation on investments            (4,830,848)    (7,206,126)    (4,328,194)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS       (4,662,235)    (6,454,542)    (3,086,445)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS      $ 1,217,632    $(1,683,924)   $   835,418
================================================================================

See Notes to Financial Statements.                                  (continued)

------

Statement of Operations

FOR THE SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                      TARGET 2020    TARGET 2025    TARGET 2030
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
----------------------------------
Interest                               $4,563,764     $2,233,868     $  353,742
--------------------------------------------------------------------------------

EXPENSES:
----------------------------------
Management fees                           505,779        261,686         41,670
----------------------------------
Distribution fees:
----------------------------------
  Advisor Class                             5,333          1,011             --
----------------------------------
  C Class                                      --             --          2,341
----------------------------------
Service fees:
----------------------------------
  Advisor Class                             5,333          1,011             --
----------------------------------
  C Class                                      --             --            780
----------------------------------
Trustees' fees and expenses                 6,677          3,427            548
----------------------------------
Other expenses                                192            181             29
--------------------------------------------------------------------------------
                                          523,314        267,316         45,368
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                   4,040,450      1,966,552        308,374
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on
investment transactions                   861,024      2,080,199        971,956
----------------------------------
Change in net unrealized
appreciation on investments             2,309,671      2,406,308        120,502
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN        3,170,695      4,486,507      1,092,458
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS              $7,211,145     $6,453,059     $1,400,832
================================================================================

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED) AND YEAR ENDED SEPTEMBER 30, 2004
------------------------------------------------------------------------------------------
                                        TARGET 2005                   TARGET 2010
------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS              2005           2004           2005           2004
------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------
Net investment income           $  5,879,867   $ 12,950,319   $  4,770,618   $  9,994,387
-----------------------------
Net realized gain                    168,613      1,951,270        751,584      4,011,152
-----------------------------
Change in net
unrealized appreciation           (4,830,848)   (13,466,088)    (7,206,126)    (8,768,373)
------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                    1,217,632      1,435,501     (1,683,924)     5,237,166
------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------
From net investment income:
-----------------------------
  Investor Class                 (11,763,121)   (14,721,752)    (9,386,309)   (11,620,919)
-----------------------------
  Advisor Class                     (634,923)      (429,446)      (241,067)      (177,188)
-----------------------------
From net realized gains:
-----------------------------
  Investor Class                  (1,843,258)    (7,156,315)    (3,846,517)   (13,334,438)
-----------------------------
  Advisor Class                     (106,201)      (222,502)      (104,670)      (215,329)
------------------------------------------------------------------------------------------
Decrease in net assets
from distributions               (14,347,503)   (22,530,015)   (13,578,563)   (25,347,874)
------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions               (22,186,257)   (40,403,408)    11,313,826    (25,587,914)
------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS       (35,316,128)   (61,497,922)    (3,948,661)   (45,698,622)

NET ASSETS
------------------------------------------------------------------------------------------
Beginning of period              333,840,596    395,338,518    220,717,092    266,415,714
------------------------------------------------------------------------------------------
End of period                   $298,524,468   $333,840,596   $216,768,431   $220,717,092
==========================================================================================

Undistributed net
investment income                 $2,753,891     $9,272,068     $2,317,437     $7,174,195
==========================================================================================

See Notes to Financial Statements.                                            (continued)

------

Statement of Changes in Net Assets

SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED) AND YEAR ENDED SEPTEMBER 30, 2004
------------------------------------------------------------------------------------------
                                        TARGET 2015                   TARGET 2020
------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS                          2005           2004           2005           2004
------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------
Net investment income           $  3,921,863   $  7,098,837   $  4,040,450   $  8,125,700
-----------------------------
Net realized gain                  1,241,749      3,611,522        861,024      5,099,132
-----------------------------
Change in net
unrealized appreciation           (4,328,194)    (1,390,015)     2,309,671     (1,540,033)
------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations            835,418      9,320,344      7,211,145     11,684,799
------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------
From net investment income:
-----------------------------
  Investor Class                  (7,116,912)    (7,662,855)    (7,788,930)    (8,862,678)
-----------------------------
  Advisor Class                      (40,651)       (25,211)      (182,608)      (138,875)
-----------------------------
From net realized gains:
-----------------------------
  Investor Class                  (2,944,546)    (4,598,596)    (3,188,719)    (9,443,184)
-----------------------------
  Advisor Class                      (17,842)       (15,895)       (79,091)      (155,798)
------------------------------------------------------------------------------------------
Decrease in net assets
from distributions               (10,119,951)   (12,302,557)   (11,239,348)   (18,600,535)
------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------
Net increase in net
assets from capital
share transactions                20,855,976     10,381,710      2,844,647        946,176
------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                     11,571,443      7,399,497     (1,183,556)    (5,969,560)

NET ASSETS
------------------------------------------------------------------------------------------
Beginning of period              157,163,379    149,763,882    177,735,112    183,704,672
------------------------------------------------------------------------------------------
End of period                   $168,734,822   $157,163,379   $176,551,556   $177,735,112
==========================================================================================

Undistributed net
investment income                 $2,002,720     $5,238,420     $1,964,574     $5,895,662
==========================================================================================

See Notes to Financial Statements.                                            (continued)

------

Statement of Changes in Net Assets

SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED) AND YEAR ENDED SEPTEMBER 30, 2004
------------------------------------------------------------------------------------------
                                        TARGET 2025                   TARGET 2030
------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS                          2005           2004           2005           2004
------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------
Net investment income           $  1,966,552   $  5,674,381    $   308,374    $   605,928
-----------------------------
Net realized gain                  2,080,199     11,539,662        971,956        194,707
-----------------------------
Change in net
unrealized appreciation            2,406,308     (7,135,839)       120,502        301,551
------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations          6,453,059     10,078,204      1,400,832      1,102,186
------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------
From net investment income:
-----------------------------
  Investor Class                  (4,933,951)    (7,344,210)      (533,175)      (697,161)
-----------------------------
  Advisor Class                      (28,419)       (24,714)            --             --
-----------------------------
  C Class                                 --             --        (18,014)       (69,541)
-----------------------------
From net realized gains:
-----------------------------
  Investor Class                 (11,712,813)    (7,675,261)       (42,239)      (588,906)
-----------------------------
  Advisor Class                      (70,568)       (27,221)            --             --
-----------------------------
  C Class                                 --             --         (1,877)       (68,996)
------------------------------------------------------------------------------------------
Decrease in net assets
from distributions               (16,745,751)   (15,071,406)      (595,305)    (1,424,604)
------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions                20,947,538    (54,285,737)    (1,343,459)    (3,273,148)
------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                     10,654,846    (59,278,939)      (537,932)    (3,595,566)

NET ASSETS
------------------------------------------------------------------------------------------
Beginning of period               93,017,676    152,296,615     12,971,391     16,566,957
------------------------------------------------------------------------------------------
End of period                   $103,672,522   $ 93,017,676    $12,433,459    $12,971,391
==========================================================================================

Undistributed net
investment income                   $848,486     $3,844,304       $125,591       $368,406
==========================================================================================

See Notes to Financial Statements.

------

Notes to Financial Statements

MARCH 31, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Target Maturities Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. The trust is composed of the following series: Target 2005 Fund (Target 2005), Target 2010 Fund (Target 2010), Target
2015 Fund (Target 2015), Target 2020 Fund (Target 2020), Target 2025 Fund
(Target 2025), and Target 2030 Fund (Target 2030) (collectively, the funds). The funds are diversified under the 1940 Act. Each fund seeks to provide the highest return consistent with investment in U.S. Treasury securities. Each fund invests primarily in zero-coupon U.S. Treasury securities and their equivalents and may invest up to 20% of its assets in AAA-rated zero-coupon U.S. Government Agency securities. Each fund will be liquidated near the end of its target maturity year. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds, except for Target 2030, are authorized to issue the
Investor Class and the Advisor Class. Target 2030 is authorized to issue the
Investor Class and the C Class. The C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective shareholder sales charges and servicing and distribution expenses and arrangements. All shares of the funds represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Effective March 18,
2005, Target 2030 was closed to any investments, except reinvested dividends and capital gains distributions.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Trustees or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the funds to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts.

SECURITIES ON LOAN -- The funds may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income.
The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

REVERSE SHARE SPLITS -- The trustees may authorize reverse share splits immediately after and of a size that exactly offsets the per-share amount of the annual dividend and capital gain distribution, if any. After taking into account the reverse share split, a shareholder reinvesting dividends and capital gain distributions will hold exactly the same number of shares owned prior to the distributions and reverse share split. A shareholder electing to receive dividends in cash will own fewer shares.

                                                                    (continued)

------

Notes to Financial Statements

MARCH 31, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications.
The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category
Fee range from 0.2425% to 0.3600% and the rates for the Complex Fee (Investor
Class and C Class) range from 0.2500% to 0.3100%. The Advisor Class is 0.2500%
less at each point within the Complex Fee range. The effective annual management fee for the funds for the six months ended March 31, 2005 was 0.57%, 0.32% and
0.57% for the Investor Class, Advisor Class and C Class, respectively, as applicable.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for the C Class (collectively with the Advisor Class plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide the Advisor
Class and C Class will pay American Century Investment Services, Inc. (ACIS) an
annual distribution fee of 0.25% and 0.75%, respectively, and an annual service fee of 0.25%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C
Class shares. Fees incurred under the plans during the six months ended March
31, 2005, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services, LLC (formerly American Century Services Corporation).

The funds have a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

                                                                    (continued)

------

Notes to Financial Statements

MARCH 31, 2005 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended March 31, 2005, were as follows:

--------------------------------------------------------------------------------
                                      TARGET 2005    TARGET 2010    TARGET 2015
--------------------------------------------------------------------------------
Purchases                             $14,495,950    $20,866,066    $19,225,610
--------------------------------------------------------------------------------
Proceeds from sales                  $150,763,052    $23,390,987     $8,042,105
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                     TARGET 2020     TARGET 2025    TARGET 2030
--------------------------------------------------------------------------------
Purchases                              $6,846,439    $14,773,295     $9,052,037
--------------------------------------------------------------------------------
Proceeds from sales                   $15,356,655    $14,432,190    $10,798,752
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

--------------------------------------------------------------------------------
                                TARGET 2005                  TARGET 2010
--------------------------------------------------------------------------------
                            SHARES        AMOUNT         SHARES       AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED
MARCH 31, 2005
-----------------------
Sold                        276,097    $ 27,515,628      256,279   $ 22,248,063
-----------------------
Issued in reinvestment
of distributions            134,360      12,780,310      157,795     12,934,524
-----------------------
Redeemed                   (634,042)    (63,185,724)    (285,179)   (24,724,527)
-----------------------
Reverse share split        (142,656)             --     (161,208)            --
--------------------------------------------------------------------------------
Net increase (decrease)    (366,241)   $(22,889,786)     (32,313)  $ 10,458,060
================================================================================
YEAR ENDED
SEPTEMBER 30, 2004
-----------------------
Sold                        515,077   $  51,066,151      529,901   $ 44,680,278
-----------------------
Issued in reinvestment
of distributions            227,232      21,121,186      321,334     24,267,120
-----------------------
Redeemed                 (1,216,858)   (120,606,584)  (1,145,535)   (96,327,497)
-----------------------
Reverse share split        (234,882)             --     (329,528)            --
--------------------------------------------------------------------------------
Net decrease               (709,431)  $ (48,419,247)    (623,828)  $(27,380,099)
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED
MARCH 31, 2005
-----------------------
Sold                         74,051     $ 7,267,057       28,715    $ 2,456,582
-----------------------
Issued in reinvestment
of distributions              5,370         503,833        3,102        251,019
-----------------------
Redeemed                    (72,030)     (7,067,361)     (21,684)    (1,851,835)
-----------------------
Reverse share split          (7,790)             --       (4,201)            --
--------------------------------------------------------------------------------
Net increase (decrease)        (399)    $   703,529        5,932    $   855,766
================================================================================
YEAR ENDED
SEPTEMBER 30, 2004
-----------------------
Sold                        151,009     $14,772,165       47,972    $ 3,993,649
-----------------------
Issued in reinvestment
of distributions              5,118         470,526        4,010        299,723
-----------------------
Redeemed                    (73,885)     (7,226,852)     (30,239)    (2,501,187)
-----------------------
Reverse share split          (6,975)             --       (5,128)            --
--------------------------------------------------------------------------------
Net increase                 75,267     $ 8,015,839       16,615    $ 1,792,185
================================================================================

                                                                    (continued)

------

Notes to Financial Statements

MARCH 31, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

--------------------------------------------------------------------------------
                                TARGET 2015                  TARGET 2020
--------------------------------------------------------------------------------
                            SHARES        AMOUNT         SHARES       AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED
MARCH 31, 2005
-----------------------
Sold                        425,250    $ 31,125,171      413,381   $ 22,485,182
-----------------------
Issued in reinvestment
of distributions            140,610       9,688,026      212,275     10,677,410
-----------------------
Redeemed                   (277,986)    (20,208,020)    (581,974)   (31,401,059)
-----------------------
Reverse share split        (145,696)             --     (217,871)            --
--------------------------------------------------------------------------------
Net increase (decrease)     142,178    $ 20,605,177     (174,189)  $  1,761,533
================================================================================
YEAR ENDED
SEPTEMBER 30, 2004
-----------------------
Sold                        627,965    $ 43,061,127    1,242,228   $ 61,130,052
-----------------------
Issued in reinvestment
of distributions            192,720      11,910,104      407,716     17,658,173
-----------------------
Redeemed                   (663,831)    (44,966,165)  (1,658,691)   (79,835,695)
-----------------------
Reverse share split        (197,915)             --     (421,095)            --
--------------------------------------------------------------------------------
Net increase (decrease)     (41,061)   $ 10,005,066     (429,842)  $ (1,047,470)
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED
MARCH 31, 2005
-----------------------
Sold                          7,191       $ 519,841       58,789    $ 3,161,047
-----------------------
Issued in reinvestment
of distributions                854          58,165        4,942        245,485
-----------------------
Redeemed                     (4,556)       (327,207)     (43,314)    (2,323,418)
-----------------------
Reverse share split            (859)             --       (5,249)            --
--------------------------------------------------------------------------------
Net increase                  2,630       $ 250,799       15,168    $ 1,083,114
================================================================================
YEAR ENDED
SEPTEMBER 30, 2004
-----------------------
Sold                         14,964      $1,026,541      283,968   $ 14,566,215
-----------------------
Issued in reinvestment
of distributions                665          40,708        6,211        266,184
-----------------------
Redeemed                    (10,099)       (690,605)    (268,410)   (12,838,753)
-----------------------
Reverse share split            (671)             --       (6,807)            --
--------------------------------------------------------------------------------
Net increase                  4,859      $  376,644       14,962   $  1,993,646
================================================================================

                                                                    (continued)

------

Notes to Financial Statements

MARCH 31, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

--------------------------------------------------------------------------------
                                TARGET 2025                  TARGET 2030
--------------------------------------------------------------------------------
                            SHARES        AMOUNT         SHARES       AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED
MARCH 31, 2005
-----------------------
Sold                        554,814    $ 26,220,350      330,630   $ 11,608,090
-----------------------
Issued in reinvestment
of distributions            437,213      16,054,459       16,378        519,014
-----------------------
Redeemed                   (489,105)    (22,254,631)    (377,392)   (13,202,071)
-----------------------
Reverse share split        (450,294)             --      (18,078)            --
--------------------------------------------------------------------------------
Net increase (decrease)      52,628    $ 20,020,178      (48,462)  $ (1,074,967)
================================================================================
YEAR ENDED
SEPTEMBER 30, 2004
-----------------------
Sold                      1,131,588   $  45,289,123      420,454   $ 12,187,282
-----------------------
Issued in reinvestment
of distributions            407,684      14,631,777       39,523      1,035,106
-----------------------
Redeemed                 (2,834,970)   (114,282,174)    (520,106)   (15,019,915)
-----------------------
Reverse share split        (417,340)             --      (48,126)            --
--------------------------------------------------------------------------------
Net decrease             (1,713,038)  $ (54,361,274)    (108,255)  $ (1,797,527)
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED
MARCH 31, 2005
-----------------------
Sold                         33,148      $1,540,549          N/A            N/A
-----------------------
Issued in reinvestment
of distributions              2,519          90,990
-----------------------
Redeemed                    (16,138)       (704,179)
-----------------------
Reverse share split          (2,698)             --
--------------------------------------------------------------------------------
Net increase                 16,831      $  927,360
================================================================================
YEAR ENDED
SEPTEMBER 30, 2004
-----------------------
Sold                         29,114     $ 1,237,296          N/A            N/A
-----------------------
Issued in reinvestment
of distributions              1,226          43,507
-----------------------
Redeemed                    (30,710)     (1,205,266)
-----------------------
Reverse share split          (1,439)             --
--------------------------------------------------------------------------------
Net increase (decrease)      (1,809)    $    75,537
================================================================================
C CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED
MARCH 31, 2005
-----------------------
Sold                            N/A             N/A        6,676      $ 270,984
-----------------------
Issued in reinvestment
of distributions                                             516         18,733
-----------------------
Redeemed                                                 (14,454)      (558,209)
-----------------------
Reverse share split                                         (547)            --
--------------------------------------------------------------------------------
Net decrease                                              (7,809)     $(268,492)
================================================================================
YEAR ENDED
SEPTEMBER 30, 2004
-----------------------
Sold                            N/A             N/A        8,300    $   278,768
-----------------------
Issued in reinvestment
of distributions                                           4,391        133,878
-----------------------
Redeemed                                                 (56,195)    (1,888,267)
-----------------------
Reverse share split                                       (4,531)            --
--------------------------------------------------------------------------------
Net decrease                                             (48,035)   $(1,475,621)
================================================================================

                                                                    (continued)

------

Notes to Financial Statements

MARCH 31, 2005 (UNAUDITED)

5. SECURITIES LENDING

As of March 31, 2005, the funds had no securities on loan. In the case of securities lending transactions, JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account.
Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $575,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from
$650,000,000 effective December 15, 2004. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended March 31, 2005.

7. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2005, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
                                   TARGET 2005      TARGET 2010     TARGET 2015
--------------------------------------------------------------------------------
Federal tax cost of investments    $296,220,605    $202,688,509    $133,461,047
================================================================================
Gross tax appreciation
of investments                       $1,016,425     $14,483,525     $35,561,054
-------------------------------
Gross tax depreciation
of investments                         (330,382)       (492,873)       (233,529)
--------------------------------------------------------------------------------
Net tax appreciation
of investments                       $  686,043     $13,990,652     $35,327,525
================================================================================
--------------------------------------------------------------------------------
                                   TARGET 2020      TARGET 2025     TARGET 2030
--------------------------------------------------------------------------------
Federal tax cost of investments    $140,800,652     $76,682,580     $10,969,625
================================================================================
Gross tax appreciation
of investments                      $35,822,669     $24,266,145      $1,513,354
-------------------------------
Gross tax depreciation
of investments                           (4,002)             --              --
--------------------------------------------------------------------------------
Net tax appreciation
of investments                      $35,818,667     $24,266,145      $1,513,354
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of September 30, 2004, Target 2030 had accumulated capital losses of $40,073 expiring in 2012 that may be used to offset future capital gains for federal income tax purposes.

8. CORPORATE EVENTS

The Board of Trustees has approved the liquidation of Target 2030. The liquidation is expected to occur June 17, 2005. Target 2005 will be liquidated on or about November 18, 2005.

------

Target 2005 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------
                                                     INVESTOR CLASS
--------------------------------------------------------------------------------------------
                              2005(1)     2004       2003       2002       2001       2000
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $99.51     $99.07     $96.34     $88.67     $77.09     $72.55
--------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)      1.85       3.65       3.69       4.20       4.24       4.09
--------------------------
  Net Realized and
  Unrealized Gain (Loss)       (1.45)     (3.21)     (0.96)      3.47       7.34       0.45
--------------------------------------------------------------------------------------------
  Total From
  Investment Operations         0.40       0.44       2.73       7.67       11.58      4.54
--------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income            (3.86)     (4.03)     (3.92)     (4.07)     (4.71)     (3.89)
--------------------------
  From Net Realized Gains      (0.60)     (1.96)        --         --         --      (1.56)
--------------------------------------------------------------------------------------------
  Total Distributions          (4.46)     (5.99)     (3.92)     (4.07)     (4.71)     (5.45)
--------------------------------------------------------------------------------------------
Reverse Share Split             4.46       5.99       3.92       4.07       4.71       5.45
--------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $99.91     $99.51     $99.07     $96.34     $88.67     $77.09
============================================================================================
  TOTAL RETURN(3)               0.40%      0.44%      2.83%      8.65%     15.02%      6.26%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.58%(4)      0.58%      0.59%      0.59%      0.59%      0.59%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                   3.73%(4)      3.69%      3.78%      4.65%      5.12%      5.58%
--------------------------
Portfolio Turnover Rate            5%        24%        36%        11%        49%        17%
--------------------------
Net Assets, End of Period
(in thousands)               $281,590   $316,914   $385,809   $429,624   $347,512   $274,117
--------------------------------------------------------------------------------------------

(1) Six months ended March 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Target 2005 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------
                                                      ADVISOR CLASS
--------------------------------------------------------------------------------------------
                              2005(1)     2004       2003       2002       2001       2000
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $98.04     $97.85     $95.39     $88.02     $76.70     $72.34
--------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)      1.70       3.36       3.37       3.95       4.01       3.91
--------------------------
  Net Realized and
  Unrealized Gain (Loss)       (1.43)     (3.17)     (0.91)      3.42       7.31       0.45
--------------------------------------------------------------------------------------------
  Total From
  Investment Operations         0.27       0.19       2.46       7.37      11.32       4.36
--------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income            (3.61)     (3.78)     (3.68)     (3.85)     (4.51)     (3.70)
--------------------------
  From Net Realized Gains      (0.60)     (1.96)        --         --         --      (1.56)
--------------------------------------------------------------------------------------------
  Total Distributions          (4.21)     (5.74)     (3.68)     (3.85)     (4.51)     (5.26)
--------------------------------------------------------------------------------------------
Reverse Share Split             4.21       5.74       3.68       3.85       4.51       5.26
--------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $98.31     $98.04     $97.85     $95.39     $88.02     $76.70
============================================================================================
  TOTAL RETURN(3)               0.28%      0.19%      2.58%      8.37%     14.76%      6.03%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.83%(4)      0.83%      0.84%      0.84%      0.84%      0.84%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                   3.48%(4)      3.44%      3.53%      4.40%      4.87%      5.33%
--------------------------
Portfolio Turnover Rate            5%        24%        36%        11%        49%        17%
--------------------------
Net Assets, End of Period
(in thousands)                $16,934    $16,927     $9,530     $5,197     $5,291     $3,765
--------------------------------------------------------------------------------------------

(1) Six months ended March 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Target 2010 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------
                                                      INVESTOR CLASS
--------------------------------------------------------------------------------------------
                              2005(1)     2004       2003       2002       2001       2000
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $86.70     $84.49     $81.12     $70.64     $59.92     $55.10
--------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)      1.90       3.65       3.45       3.55       3.39       3.32
--------------------------
  Net Realized and
  Unrealized Gain (Loss)       (2.56)     (1.44)     (0.08)      6.93       7.33       1.50
--------------------------------------------------------------------------------------------
  Total From
  Investment Operations        (0.66)      2.21       3.37      10.48      10.72       4.82
--------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income            (3.86)     (3.94)     (3.46)     (3.69)     (3.27)     (3.21)
--------------------------
  From Net Realized Gains      (1.58)     (4.52)     (2.20)     (0.66)        --         --
--------------------------------------------------------------------------------------------
  Total Distributions          (5.44)     (8.46)     (5.66)     (4.35)     (3.27)     (3.21)
--------------------------------------------------------------------------------------------
Reverse Share Split             5.44       8.46       5.66       4.35       3.27       3.21
--------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $86.04     $86.70     $84.49     $81.12     $70.64     $59.92
============================================================================================
  TOTAL RETURN(3)              (0.76)%     2.62%      4.15%     14.84%     17.89%      8.75%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.58%(4)      0.58%      0.59%      0.59%      0.59%      0.59%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                   4.39%(4)      4.32%      4.21%      4.96%      5.15%      5.90%
--------------------------
Portfolio Turnover Rate           10%        15%        45%        46%        60%        22%
--------------------------
Net Assets, End of Period
(in thousands)               $211,214   $215,621   $262,825   $314,951   $288,867   $231,202
--------------------------------------------------------------------------------------------

(1) Six months ended March 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Target 2010 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------
                                                      ADVISOR CLASS
--------------------------------------------------------------------------------------------
                              2005(1)     2004       2003       2002       2001       2000
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $85.50     $83.53     $80.41     $70.19     $59.67     $54.96
--------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)      1.76       3.39       3.21       3.32       3.22       3.17
--------------------------
  Net Realized and
  Unrealized Gain (Loss)       (2.51)     (1.42)     (0.09)      6.90       7.30       1.54
--------------------------------------------------------------------------------------------
  Total From
  Investment Operations        (0.75)      1.97       3.12      10.22      10.52       4.71
--------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income            (3.64)     (3.72)     (3.27)     (3.51)     (3.12)     (3.07)
--------------------------
  From Net Realized Gains      (1.58)     (4.52)     (2.20)     (0.66)        --         --
--------------------------------------------------------------------------------------------
  Total Distributions          (5.22)     (8.24)     (5.47)     (4.17)     (3.12)     (3.07)
--------------------------------------------------------------------------------------------
Reverse Share Split             5.22       8.24       5.47       4.17       3.12       3.07
--------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $84.75     $85.50     $83.53     $80.41     $70.19     $59.67
============================================================================================
  TOTAL RETURN(3)              (0.88)%     2.36%      3.88%     14.56%     17.63%      8.57%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.83%(4)      0.83%      0.84%      0.84%      0.84%      0.84%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                   4.14%(4)      4.07%      3.96%      4.71%      4.90%      5.65%
--------------------------
Portfolio Turnover Rate           10%        15%        45%        46%        60%        22%
--------------------------
Net Assets, End of Period
(in thousands)                 $5,554     $5,096     $3,591     $1,960     $2,729     $1,631
--------------------------------------------------------------------------------------------

(1) Six months ended March 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Target 2015 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------
                                                     INVESTOR CLASS
--------------------------------------------------------------------------------------------
                              2005(1)     2004       2003       2002       2001       2000
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $72.10     $67.58     $64.60     $55.37     $48.01     $43.04
--------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)      1.73       3.35       3.09       2.95       2.75       2.58
--------------------------
  Net Realized and
  Unrealized Gain (Loss)       (1.24)      1.17      (0.11)      6.28       4.61       2.39
--------------------------------------------------------------------------------------------
  Total From
  Investment Operations         0.49       4.52       2.98       9.23       7.36       4.97
--------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income            (3.21)     (3.64)     (2.84)     (3.04)     (2.81)     (2.46)
--------------------------
  From Net Realized Gains      (1.33)     (2.19)     (0.16)     (0.08)        --      (0.03)
--------------------------------------------------------------------------------------------
  Total Distributions          (4.54)     (5.83)     (3.00)     (3.12)     (2.81)     (2.49)
--------------------------------------------------------------------------------------------
Reverse Share Split             4.54       5.83       3.00       3.12       2.81       2.49
--------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $72.59     $72.10     $67.58     $64.60     $55.37     $48.01
============================================================================================
  TOTAL RETURN(3)               0.68%      6.69%      4.61%     16.65%     15.35%     11.55%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.58%(4)      0.58%      0.59%      0.59%      0.59%      0.59%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                   4.77%(4)      4.92%      4.72%      5.28%      5.30%      5.82%
--------------------------
Portfolio Turnover Rate            5%        12%        17%        24%        23%        26%
--------------------------
Net Assets, End of Period
(in thousands)               $167,666   $156,287   $149,266   $175,421   $145,567   $134,704
--------------------------------------------------------------------------------------------

(1) Six months ended March 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Target 2015 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------
                                                      ADVISOR CLASS
--------------------------------------------------------------------------------------------
                              2005(1)     2004       2003       2002       2001       2000
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $71.19     $66.89     $64.10     $55.09     $47.87     $43.02
--------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)      1.62       3.15       2.93       2.79       2.63       2.49
--------------------------
  Net Realized and
  Unrealized Gain (Loss)       (1.22)      1.15      (0.14)      6.22       4.59       2.36
--------------------------------------------------------------------------------------------
  Total From
  Investment Operations         0.40       4.30       2.79       9.01       7.22       4.85
--------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income            (3.02)     (3.47)     (2.69)     (2.91)     (2.68)     (2.42)
--------------------------
  From Net Realized Gains      (1.33)     (2.19)     (0.16)     (0.08)        --      (0.03)
--------------------------------------------------------------------------------------------
  Total Distributions          (4.35)     (5.66)     (2.85)     (2.99)     (2.68)     (2.45)
--------------------------------------------------------------------------------------------
Reverse Share Split             4.35       5.66       2.85       2.99       2.68       2.45
--------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $71.59     $71.19     $66.89     $64.10     $55.09     $47.87
============================================================================================
  TOTAL RETURN(3)               0.56%      6.43%      4.35%     16.36%     15.08%     11.27%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.83%(4)      0.83%      0.84%      0.84%      0.84%      0.84%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                   4.52%(4)      4.67%      4.47%      5.03%      5.05%      5.57%
--------------------------
Portfolio Turnover Rate            5%        12%        17%        24%        23%        26%
--------------------------
Net Assets, End of Period
(in thousands)                 $1,069       $876       $498        $97        $35        $22
--------------------------------------------------------------------------------------------

(1) Six months ended March 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Target 2020 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------
                                                      INVESTOR CLASS
--------------------------------------------------------------------------------------------
                              2005(1)     2004       2003       2002       2001       2000
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $52.32     $48.19     $46.23     $39.09     $34.79     $30.61
--------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)      1.21       2.34       2.19       2.07       1.90       1.77
--------------------------
  Net Realized and
  Unrealized Gain (Loss)        1.00       1.79      (0.23)      5.07       2.40       2.41
--------------------------------------------------------------------------------------------
  Total From
  Investment Operations         2.21       4.13       1.96       7.14       4.30       4.18
--------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income            (2.38)     (2.47)     (2.13)     (2.43)     (1.79)     (1.85)
--------------------------
  From Net Realized Gains      (0.97)     (2.63)     (3.37)     (4.62)     (3.19)     (3.30)
--------------------------------------------------------------------------------------------
  Total Distributions          (3.35)     (5.10)     (5.50)     (7.05)     (4.98)     (5.15)
--------------------------------------------------------------------------------------------
Reverse Share Split             3.35       5.10       5.50       7.05       4.98       5.15
--------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $54.53     $52.32     $48.19     $46.23     $39.09     $34.79
============================================================================================
  TOTAL RETURN(3)               4.22%      8.57%      4.24%     18.27%     12.36%     13.66%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.58%(4)      0.57%      0.59%      0.59%      0.59%      0.59%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                   4.52%(4)      4.83%      4.68%      5.21%      5.10%      5.49%
--------------------------
Portfolio Turnover Rate            4%        26%        45%        24%        54%        11%
--------------------------
Net Assets, End of Period
(in thousands)               $171,497   $173,662   $180,656   $210,814   $225,535   $244,203
--------------------------------------------------------------------------------------------

(1) Six months ended March 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Target 2020 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------
                                                      ADVISOR CLASS
--------------------------------------------------------------------------------------------
                              2005(1)     2004       2003       2002       2001       2000
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $51.60     $47.65     $45.83     $38.85     $34.66     $30.55
--------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)      1.13       2.18       2.06       1.95       1.82       1.69
--------------------------
  Net Realized and
  Unrealized Gain (Loss)        0.98       1.77      (0.24)      5.03       2.37       2.42
--------------------------------------------------------------------------------------------
  Total From
  Investment Operations         2.11       3.95       1.82       6.98       4.19       4.11
--------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income            (2.25)     (2.35)     (2.02)     (2.34)     (1.70)     (1.79)
--------------------------
  From Net Realized Gains      (0.97)     (2.63)     (3.37)     (4.62)     (3.19)     (3.30)
--------------------------------------------------------------------------------------------
  Total Distributions          (3.22)     (4.98)     (5.39)     (6.96)     (4.89)     (5.09)
--------------------------------------------------------------------------------------------
Reverse Share Split             3.22       4.98       5.39       6.96       4.89       5.09
--------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $53.71     $51.60     $47.65     $45.83     $38.85     $34.66
============================================================================================
  TOTAL RETURN(3)               4.09%      8.29%      3.97%     17.97%     12.09%     13.45%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.83%(4)      0.83%      0.84%      0.84%      0.84%      0.84%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                   4.27%(4)      4.57%      4.43%      4.96%      4.85%      5.24%
--------------------------
Portfolio Turnover Rate            4%        26%        45%        24%        54%        11%
--------------------------
Net Assets, End of Period
(in thousands)                 $5,055     $4,073     $3,048     $1,389     $1,599       $773
--------------------------------------------------------------------------------------------

(1) Six months ended March 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Target 2025 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------
                                                     INVESTOR CLASS
--------------------------------------------------------------------------------------------
                              2005(1)     2004       2003       2002       2001       2000
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $43.80     $39.67     $38.95     $33.25     $29.32     $26.22
--------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)      0.98       1.90       1.79       1.70       1.62       1.54
--------------------------
  Net Realized and
  Unrealized Gain (Loss)        2.50       2.23      (1.07)      4.00       2.31       1.56
--------------------------------------------------------------------------------------------
  Total From
  Investment Operations         3.48       4.13       0.72       5.70       3.93       3.10
--------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income            (2.54)     (2.08)     (2.06)     (2.26)     (2.00)     (1.11)
--------------------------
  From Net Realized Gains      (6.03)     (2.17)     (2.36)     (0.80)     (0.42)        --
--------------------------------------------------------------------------------------------
  Total Distributions          (8.57)     (4.25)     (4.42)     (3.06)     (2.42)     (1.11)
--------------------------------------------------------------------------------------------
Reverse Share Split             8.57       4.25       4.42       3.06       2.42       1.11
--------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $47.28     $43.80     $39.67     $38.95     $33.25     $29.32
============================================================================================
  TOTAL RETURN(3)               7.95%     10.41%      1.85%     17.14%     13.40%     11.82%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.58%(4)      0.58%      0.59%      0.59%      0.59%      0.59%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                   4.27%(4)      4.74%      4.64%      5.13%      5.15%      5.64%
--------------------------
Portfolio Turnover Rate           16%        24%        22%        23%        25%        52%
--------------------------
Net Assets, End of Period
(in thousands)               $102,267    $92,440   $151,701   $217,965   $310,094   $514,663
--------------------------------------------------------------------------------------------

(1) Six months ended March 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Target 2025 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------
                                                      ADVISOR CLASS
--------------------------------------------------------------------------------------------
                              2005(1)     2004       2003       2002       2001       2000
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $43.14     $39.18     $38.56     $33.01     $29.17     $26.13
--------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)      0.90       1.76       1.68       1.60       1.54       1.47
--------------------------
  Net Realized and
  Unrealized Gain (Loss)        2.47       2.20      (1.06)      3.95       2.30       1.57
--------------------------------------------------------------------------------------------
  Total From
  Investment Operations         3.37       3.96       0.62       5.55       3.84       3.04
--------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income            (2.43)     (1.97)     (1.97)     (2.18)     (1.91)     (1.05)
--------------------------
  From Net Realized Gains      (6.03)     (2.17)     (2.36)     (0.80)     (0.42)        --
--------------------------------------------------------------------------------------------
  Total Distributions          (8.46)     (4.14)     (4.33)     (2.98)     (2.33)     (1.05)
--------------------------------------------------------------------------------------------
Reverse Share Split             8.46       4.14       4.33       2.98       2.33       1.05
--------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $46.51     $43.14     $39.18     $38.56     $33.01     $29.17
============================================================================================
  TOTAL RETURN(3)               7.81%     10.11%      1.61%     16.81%     13.16%     11.63%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.83%(4)      0.83%      0.84%      0.84%      0.84%      0.84%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                   4.02%(4)      4.49%      4.39%      4.88%      4.90%      5.39%
--------------------------
Portfolio Turnover Rate           16%        24%        22%        23%        25%        52%
--------------------------
Net Assets, End of Period
(in thousands)                 $1,405       $578       $595       $431       $997     $1,058
--------------------------------------------------------------------------------------------

(1) Six months ended March 31, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Target 2030 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                              INVESTOR CLASS
--------------------------------------------------------------------------------
                             2005(1)     2004       2003       2002      2001(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $31.83     $29.03     $28.70     $23.95     $23.00
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(3)     0.73       1.41       1.32       1.27       0.47
--------------------------
  Net Realized and
  Unrealized Gain (Loss)       2.95       1.39      (0.99)      3.48       0.48
--------------------------------------------------------------------------------
  Total From
  Investment Operations        3.68       2.80       0.33       4.75       0.95
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income           (1.38)     (1.61)     (1.17)     (0.60)        --
--------------------------
  From Net Realized Gains     (0.11)     (1.37)     (0.04)     (0.08)        --
--------------------------------------------------------------------------------
  Total Distributions         (1.49)     (2.98)     (1.21)     (0.68)        --
--------------------------------------------------------------------------------
Reverse Share Split            1.49       2.98       1.21       0.68         --
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $35.51     $31.83     $29.03     $28.70     $23.95
================================================================================
  TOTAL RETURN(4)             11.56%      9.65%      1.15%     19.83%      4.13%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                  0.58%(5)      0.58%      0.59%      0.59%   0.59%(5)
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                  4.27%(5)      4.87%      4.72%      5.25%   6.04%(5)
--------------------------
Portfolio Turnover Rate          62%        39%        95%        43%         0%
--------------------------
Net Assets, End of Period
(in thousands)               $11,945    $12,251    $14,312    $20,528     $4,856
--------------------------------------------------------------------------------

(1) Six months ended March 31, 2005 (unaudited).

(2) June 1, 2001 (fund inception) through September 30, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------

Target 2030 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                        C CLASS
--------------------------------------------------------------------------------
                                        2005(1)     2004       2003      2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                     $35.99     $33.13     $33.01     $28.50
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------
  Net Investment Income(3)                0.62       1.30       1.28       1.21
----------------------------------
  Net Realized and
  Unrealized Gain (Loss)                  3.34       1.56      (1.16)      3.30
--------------------------------------------------------------------------------
  Total From Investment Operations        3.96       2.86       0.12       4.51
--------------------------------------------------------------------------------
Distributions
----------------------------------
  From Net Investment Income             (1.05)     (1.38)     (0.97)     (0.58)
----------------------------------
  From Net Realized Gains                (0.11)     (1.37)     (0.04)     (0.08)
--------------------------------------------------------------------------------
  Total Distributions                    (1.16)     (2.75)     (1.01)     (0.66)
--------------------------------------------------------------------------------
Reverse Share Split                       1.16       2.75       1.01       0.66
--------------------------------------------------------------------------------
Net Asset Value, End of Period          $39.95     $35.99     $33.13     $33.01
================================================================================
  TOTAL RETURN(4)                        11.00%      8.63%      0.36%     15.82%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets                     1.58%(5)      1.50%      1.34%   1.34%(5)
----------------------------------
Ratio of Net Investment Income to
Average Net Assets                     3.27%(5)      3.95%      3.97%   4.36%(5)
----------------------------------
Portfolio Turnover Rate                     62%        39%        95%     43%(6)
----------------------------------
Net Assets, End of Period
(in thousands)                             $488       $721     $2,255     $1,326
--------------------------------------------------------------------------------

(1) Six months ended March 31, 2005 (unaudited).

(2) October 8, 2001 (commencement of sale) through September 30, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended September 30, 2002.

See Notes to Financial Statements.

------

Share Class Information

Two classes of shares are authorized for sale by Target 2005, Target 2010,
Target 2015, Target 2020, and Target 2025: Investor Class and Advisor Class. Two
classes of shares are authorized for sale by Target 2030: Investor Class and C
Class. The total expense ratios for Advisor Class and C Class shares are higher than that of Investor Class shares. EFFECTIVE MARCH 18, 2005, TARGET 2030 WAS
CLOSED TO ANY INVESTMENTS, EXCEPT REINVESTED DIVIDENDS AND CAPITAL GAINS
DISTRIBUTIONS.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00%.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

                                                                    (continued)

------

Additional Information

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

INDEX DEFINITION

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The MERRILL LYNCH 10+ YEAR TREASURY TOTAL RETURN INDEX measures the total return performance of U.S. Treasury bonds with outstanding par values of at least $15 million and maturity ranges of at least 10 years.

FUND BENCHMARKS

The benchmarks for the Target Maturities Trust funds are zero-coupon STRIPS issues maturing in the target year of each portfolio.

The benchmark for the Target: 2005 fund is the 11/15/05 STRIPS ISSUE, a zero-coupon Treasury bond that matures November 15, 2005.

The benchmark for the Target: 2010 fund is the 11/15/10 STRIPS ISSUE, a zero-coupon Treasury bond that matures November 15, 2010.

The benchmark for the Target: 2015 fund is the 11/15/15 STRIPS ISSUE, a zero-coupon Treasury bond that matures November 15, 2015.

The benchmark for the Target: 2020 fund is the 11/15/20 STRIPS ISSUE, a zero-coupon Treasury bond that matures November 15, 2020.

The benchmark for the Target: 2025 fund, from inception through January 1998, was the 8/15/25 STRIPS ISSUE, a zero-coupon Treasury bond that matures August
15, 2025. Thereafter, the benchmark was changed to the 11/15/25 STRIPS ISSUE, a zero-coupon Treasury bond that matures November 15, 2025.

The benchmark for the Target: 2030 fund is the 5/15/30 STRIPS ISSUE, a zero-coupon Treasury bond that matures May 15, 2030.

------

Notes

------

Notes

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[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY TARGET MATURITIES TRUST

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                      PRSRT STD
P.O. Box 419200                                               U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
                                                                  COMPANIES

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0505                     (c)2005 American Century Proprietary Holdings, Inc.
SH-SAN-43390S            All rights reserved.

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As of the end of the  reporting  period,  the  registrant  did not have in place
formal  procedures  by  which   shareholders  may  recommend   nominees  to  the
registrant's board. However, all such recommendations  directed to the following address will be forwarded to the Corporate Governance Committee of the board for consideration:  The  Corporate  Secretary,  American  Century  Funds,  P. O. Box
410141, Kansas City, Missouri 64141.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company  Act of 1940) that  occurred  during the  registrant's  second fiscal  quarter  of the  period  covered  by  this  report  that  have materially  affected,  or are reasonably likely to materially  affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AMERICAN CENTURY TARGET MATURITIES TRUST

By:     /s/ William M. Lyons
        -------------------------------------------
        Name:   William M. Lyons
        Title:  President

Date:   May 27, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:     /s/ William M. Lyons
        -------------------------------------------
        Name:    William M. Lyons
        Title:   President
                 (principal executive officer)

Date:   May 27, 2005

By:     /s/ Maryanne L. Roepke
        -------------------------------------------
        Name:    Maryanne L. Roepke
        Title:   Sr. Vice President, Treasurer, and
                 Chief Accounting Officer
                 (principal financial officer)

Date:   May 27, 2005